                                                           File Number 33-79534

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment Number
                      Post-Effective Amendment Number 6


                                     and/or


            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment Number 6


                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                 -----------------------------------------------
                           (Exact Name of Registrant)

                   The Minnesota Mutual Life Insurance Company
                   -------------------------------------------
                               (Name of Depositor)


              400 Robert Street North, St. Paul, Minnesota 55101-2098
              -------------------------------------------------------
               (Depositor's Principal Executive Offices) (Zip Code) Depositor's Telephone Number, Including Area Code: (612) 665-3500


         Dennis E. Prohofsky                              Copy to:
        Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                 Jones & Blouch L.L.P.
      The Minnesota Mutual Life              1025 Thomas Jefferson Street, N.W.
        Insurance Company                              Suite 405 West
        400 Robert Street North                     Washington, D.C. 20007
     St. Paul, Minnesota 55101-2098
 (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)


       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
    X  on May 1, 1998, pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
       on (date), pursuant to paragraph (a)(1) of Rule 485
   ---


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED
                        Group Variable Annuity Contracts

                                     PART A

                       INFORMATION REQUIRED IN A PROSPECTUS

                MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                     CROSS REFERENCE SHEET TO PROSPECTUS


                                    Form N-4

  Item
 Number       Caption in prospectus
--------      ---------------------

   1.         Cover Page

   2.         Definitions

   3.         Synopsis

   4.         Condensed Financial Information

   5.         General Descriptions

   6.         Contract Deductions

   7.         Description of the Contracts

   8.         Annuity Period

   9.         Death Benefit

  10.         Crediting Accumulation Units

  11.         Withdrawals and Surrender

  12.         Federal Tax Status

  13.         Legal Proceedings

  14.         Table of Contents of the Statement of Additional Information

GROUP VARIABLE ANNUITY PROSPECTUS
                                MINNESOTA MUTUAL
                       GROUP VARIABLE ANNUITY PROSPECTUS

The group deferred variable annuity contracts (hereinafter "Contracts"), which are more fully described in this Prospectus, are designed to provide benefits under certain retirement programs or plans which qualify for special federal income tax treatment. The Contracts are specifically designed for deferred compensation plans of state and local governments and other tax-exempt organizations as provided in Sections 457 and 403 of the Internal Revenue Code (hereinafter "Code").
  The contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.
  The owner of a Contract or a Participant under a Contract may elect to have contract values accumulated on a completely variable basis, on a completely fixed basis (as part of Minnesota Mutual's General Account and in which the safety of principal and interest are guaranteed) or on a combination fixed and variable basis. To the extent that contract values are accumulated on a variable basis, they will be a part of the Group Variable Annuity Account. The Group Variable Annuity Account invests its assets in shares of the Portfolios of Advantus Series Fund, Inc. (the "Series Fund") or in shares of other registered investment companies or portfolios of such companies (hereinafter "Underlying Funds"). The Underlying Funds which are available under the Contract include the Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc.; the Vanguard/Wellington Fund, Inc.; the Fidelity Contrafund; the Scudder International Fund, a series of Scudder International Fund, Inc.; and the Janus Twenty Fund, a series of the Janus Investment Fund. The variable accumulation value of the Contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Series Fund or such other Underlying Funds selected by the Contract Owner or Participant. The Contract Owner or Participant bears the entire investment risk for any amounts allocated to the Group Variable Annuity Account. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).
  The amount of annuity payments may also be variable based upon the experience of the Group Variable Annuity Account or the payments may be fixed. They may also be a combination of both.

  This Prospectus sets forth information that a prospective investor should know before investing in the Group Variable Annuity Account, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further Contract and Group Variable Annuity Account information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500, after September 1, 1998, (651) 665-3500, or by writing the Group Variable Annuity Account at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears at the end of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   [LOGO]

THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
400 ROBERT STREET NORTH
ST. PAUL, MN 55101-2098
PH 612/665-3500
http://www.minnesotamutual.com


The date of this document and the Statement of Additional Information is: May 1, 1998.



F.47496 Rev. 5-1998

INDEX


                                                               Page

Definitions.................................................      3

Synopsis....................................................      4

Expense Table...............................................      6

Condensed Financial Information.............................      9

Financial Statements........................................     10

Performance Data............................................     10

General Descriptions........................................     11

Contract Charges............................................     16
    Sales Charges...........................................     16
    Mortality and Expense Risk Charges......................     16
    Contract Administrative Charge..........................     17
    Premium Taxes...........................................     17
    Contract Fee............................................     17

Series Fund and Underlying Fund Expenses....................     17

Description of the Contracts................................     18

Voting Rights...............................................     21

Annuity Period..............................................     22

Death Benefit...............................................     24

Crediting Accumulation Units................................     25

Withdrawals and Surrender...................................     27

Distribution................................................     28

Federal Tax Status..........................................     28

Legal Proceedings...........................................     33

Year 2000 Computer Problem..................................     33

Registration Statement......................................     33

Statement of Additional Information.........................     33

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a Contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a Contract in the General Account and in the Group Variable Annuity Account. Accumulation values may also be determined with respect to each Participant's interest in the Contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CERTIFICATE: a Participant's evidence of Contract rights and privileges or of the amount and terms of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the Contract, which could be a state, a local government or other tax-exempt employer eligible to contract for a tax-advantaged plan or any other suitable group owner.

CONTRACT YEAR: a period of one year beginning with the Contract date or a Contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Group Variable Annuity Account, which shall be in addition to the Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in the Group Variable Annuity Account or in other separate accounts established by us.

GROUP VARIABLE ANNUITY ACCOUNT: a separate investment account called the Minnesota Mutual Group Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets. This Group Variable Annuity Account has several sub-accounts.

PARTICIPANT: a person for whom an interest is maintained under a group variable annuity Contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified plan of state and local governments and other tax-exempt organizations, or a plan sponsored by any other suitable group owner, under which benefits are to be provided by the group variable annuity Contracts described herein.

PURCHASE PAYMENTS: amounts paid to us under a Contract.

SERIES FUND: the Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Group Variable Annuity Account.

UNDERLYING FUND: one of a number of named mutual funds which are investment alternatives for the Group Variable Annuity Account.

UNDERLYING FUND PORTFOLIO: a securities portfolio of an Underlying Fund where it is a mutual fund of the series type.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Group Variable Annuity Account.

WE, US, OUR: The Minnesota Mutual Life Insurance Company.

YOU, YOUR: a Participant under the Contract.

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS


THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. YOU MAY FIND IT HELPFUL TO RE-READ THIS SUMMARY AFTER READING THE PROSPECTUS, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE. A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS MAY BE FOUND UNDER THE HEADING "DEFINITIONS" IN THIS PROSPECTUS.


WHAT IS AN ANNUITY?
An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment or accumulation period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?
The Contracts are combination fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date elected by you. Purchase payments received by us under a Contract are allocated either to our General Account or Group Variable Annuity Account, as specified by you. Purchase payments and other values allocated to the General Account will be guaranteed and will accumulate at a rate of interest guaranteed to be no less than 3%. Purchase payments and other values allocated to the Group Variable Annuity Account are invested according to your instructions in one or more Underlying Fund Portfolios and there is no guarantee of investment return or even against investment loss on such allocations.
  This Prospectus describes only the variable aspects of the Contracts, except where fixed aspects are specifically mentioned. Please look to the language of the Contracts for a description of the fixed portion of the Contracts. For more information on the Contracts, see the heading "Description of the Contracts" in this Prospectus.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?
This Prospectus offers only one type of Contract, a group deferred variable annuity contract (herein "Contract"), designed primarily to be used in tax-advantaged plans of state and local governments and other tax-exempt organizations. These governments or organizations are the owners of the Contracts. The Contract and all interests under it are subject to the general interests of creditors of the owner of the Contract (usually the employer).

HOW DOES A PERSON OBTAIN COVERAGE UNDER THE CONTRACT?
After purchasing a Contract, the Contract Owner will submit an application to us for any employee who desires coverage under the Contract, is eligible to participate in the underlying retirement program and who completes an application. Such a person is then covered by the Contract and its terms, herein a "Participant." A person's employer or the Contract Owner should be consulted for additional information regarding the plan.

HOW IS THE AMOUNT OF PURCHASE PAYMENTS DETERMINED?
As a general matter, the Contract Owner, normally an employer, will report to us the amount of purchase payments by or on behalf of each Participant. There are no minimum amounts or number of purchase payments that are required under the Contract. For deferred compensation programs, the employer or Contract Owner will make purchase payments by or on behalf of a Participant pursuant to the provisions of the underlying deferred compensation plan.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE GROUP VARIABLE ANNUITY ACCOUNT? Currently purchase payments may be allocated to one or more of the sub-accounts of the Group Variable Annuity Account that invest respectively in the following Series Fund or Underlying Fund Portfolios:
    Growth Portfolio of Advantus Series Fund, Inc.,
    Bond Portfolio of Advantus Series Fund, Inc.,
    Money Market Portfolio of Advantus Series Fund, Inc.,
    Asset Allocation Portfolio of Advantus Series Fund, Inc.,

    Mortgage Securities Portfolio of Advantus Series Fund, Inc.,
    Index 500 Portfolio of Advantus Series Fund, Inc.,
    Capital Appreciation Portfolio of Advantus Series Fund, Inc.,

    International Stock Portfolio of Advantus Series Fund, Inc.,

    Small Company Portfolio of Advantus Series Fund, Inc.,
    Maturing Government Bond Portfolios of Advantus Series Fund, Inc. (of which four are available),

    Value Stock Portfolio of Advantus Series Fund, Inc.,


    Small Company Value Portfolio of Advantus Series Fund, Inc.,


    Global Bond Portfolio of Advantus Series Fund, Inc.,


    Index 400 Mid-Cap Portfolio of Advantus Series Fund, Inc.,


    Macro-Cap Value Portfolio of Advantus Series Fund, Inc.,


    Micro-Cap Growth Portfolio of Advantus Series Fund, Inc.,


    Real Estate Securities Portfolio of Advantus Series Fund, Inc.,

    Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund,
      Inc.,
    Vanguard/Wellington Fund, Inc.,
    Fidelity Contrafund,
    Scudder International Fund, a series of Scudder International Fund, Inc.,
      and
    Janus Twenty Fund, a series of the Janus Investment Fund
  Additional information concerning the investment objectives, policies and related expenses of the Series Fund Portfolios can be found in the current prospectus for the Advantus Series Fund, Inc., which is attached to this Prospectus. Additional information concerning the investment objectives and policies of these Underlying Funds is contained in the prospectuses for each such option. Some of these fund alternatives may also be part of a series fund arrangement where not all of an existing fund's investment options are available to the Contract.
  There is no assurance that any Series Fund Portfolio or Underlying Fund will meet its objectives.

CAN YOU CHANGE THE PORTFOLIO SELECTED?
Yes, provided that the Contract Owner and the underlying plan permit it. A Participant may change the allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, a Participant may transfer all or a part of the accumulation value from one Portfolio to another or among the Portfolios. After variable annuity payments begin, transfers of annuity reserves may be made among the sub-accounts of the Group Variable Annuity Account and from those sub-accounts to the General Account. However, once fixed annuity payments begin, no annuity reserves may be transferred out of the General Account.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?
The following Contract expense information is intended to illustrate the expenses of the Contract as applied to the Participant interests thereunder. All expenses are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them.

EXPENSE TABLE
The tables shown below are to assist a Contract Owner or Participant in understanding the costs and expenses that a Participant's interest in the Contract will bear directly or indirectly. For more information on Contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. We reserve the right to increase the mortality and expense risk charge to 1.25%. We also reserve the right to increase the administrative charge to .40%. However, no such increases are anticipated. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the Participant's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge.

PARTICIPANT TRANSACTION EXPENSES

    Deferred Sales Load (as a percentage of amount
      surrendered)..............................................          6.0%
                                                                  decreasing uniformly
                                                                  by .0833% for each of
                                                                   the first 72 months
                                                                    from the contract
                                                                          date
    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average account value) Mortality and
    Expense Risk Charges........................................           0.85%
    Contract Administrative Charge..............................           0.15%
                                                                          ------
        Total Separate Account Annual Expenses..................           1.00%
                                                                          ------
                                                                          ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

(As a percentage of average net assets for the described underlying mutual funds.)



                                                                                            TOTAL FUND ANNUAL
                                                     MANAGEMENT &       OTHER EXPENSES       EXPENSES (AFTER
                                    INVESTMENT      ADMINISTRATIVE      (AFTER EXPENSE           EXPENSE
                                  MANAGEMENT FEES      EXPENSES         REIMBURSEMENTS)      REIMBURSEMENTS)
                                  ---------------  -----------------  -------------------  -------------------
Advantus Series Fund, Inc.:
  Growth Portfolio..............         0.50%                --               0.05%                0.55%
  Bond Portfolio................         0.50%                --               0.07%                0.57%
  Money Market Portfolio........         0.50%                --               0.09%                0.59%
  Asset Allocation Portfolio....         0.50%                --               0.05%                0.55%
  Mortgage Securities
    Portfolio...................         0.50%                --               0.09%                0.59%
  Index 500 Portfolio...........         0.40%                --               0.05%                0.45%
  Capital Appreciation
    Portfolio...................         0.75%                --               0.05%                0.80%
  International Stock
    Portfolio...................         0.71%                --               0.26%                0.97%
  Small Company Portfolio.......         0.75%                --               0.07%                0.82%
  Maturing Government Bond 1998
    Portfolio(1)................         0.25%                --               0.15%                0.40%
  Maturing Government Bond 2002
    Portfolio(1)................         0.25%                --               0.15%                0.40%
  Maturing Government Bond 2006
    Portfolio(1)................         0.25%                --               0.15%                0.40%
  Maturing Government Bond 2010
    Portfolio(1)................         0.25%                --               0.15%                0.40%
  Value Stock Portfolio.........         0.75%                --               0.05%                0.80%
  Small Company Value
    Portfolio(1)................         0.75%                --               0.15%                0.90%
  Global Bond Portfolio.........         0.60%                --               1.00%                1.60%
  Index 400 Mid-Cap
    Portfolio(1)................         0.40%                --               0.15%                0.55%

                                                                                            TOTAL FUND ANNUAL
                                                     MANAGEMENT &       OTHER EXPENSES       EXPENSES (AFTER
                                    INVESTMENT      ADMINISTRATIVE      (AFTER EXPENSE           EXPENSE
                                  MANAGEMENT FEES      EXPENSES         REIMBURSEMENTS)      REIMBURSEMENTS)
                                  ---------------  -----------------  -------------------  -------------------
  Macro-Cap Value
    Portfolio(1)................         0.70%                --               0.15%                0.85%
  Micro-Cap Growth
    Portfolio(1)................         1.10%                --               0.15%                1.25%
  Real Estate Securities
    Portfolio(2)................         0.75%                --               0.15%                0.90%
Vanguard Fixed Income Securities
 Fund, Inc.-- Long-Term
 Corporate Portfolio............         0.03%             0.21%               0.04%                0.28%
Vanguard/Wellington Fund,
 Inc............................         0.04%             0.23%               0.04%                0.31%
Fidelity Contrafund.............         0.48%                --               0.22%                0.70%
Scudder International Fund......         0.82%                --               0.33%                1.15%
Janus Twenty Fund...............         0.66%                --               0.27%                0.93%



(1) Minnesota Mutual voluntarily absorbed certain expenses of the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios for the period ended December 31, 1997. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been .74%, 1.14%, 1.50%, 1.85%, 1.78%, 1.70%, 3.13% and 2.03%, respectively. It is
    Minnesota Mutual's present intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



(2) Because the Portfolio will first become available on May 1, 1998, the figure for other expenses has been based on estimated expenses for the current year. Minnesota Mutual has voluntarily agreed to absorb or waive other expenses which exceed, as a percentage of daily net assets, .15%. If the Portfolio was to be charged for these expenses, it is estimated that the ratio of total expenses to average daily net assets would be 1.78%. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



CONTRACT OWNER EXPENSE EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.



                                                 IF YOU SURENDERED YOUR
                                               CONTRACT AT THE END OF THE            IF YOU ANNUITIZE AT THE END OF
                                                 APPLICABLE TIME PERIOD                THE APPLICABLE TIME PERIOD
                                          -------------------------------------   -------------------------------------
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------   ------   -------   -------   --------
Advantus Series Fund, Inc.:
  Growth Portfolio......................   $62       $79      $ 95       $185      $16       $49      $ 84       $185
  Bond Portfolio........................   $63       $79      $ 96       $187      $16       $50      $ 86       $187
  Money Market Portfolio................   $63       $80      $ 97       $189      $16       $50      $ 87       $189
  Asset Allocation Portfolio............   $62       $79      $ 95       $185      $16       $49      $ 84       $185
  Mortgage Securities Portfolio.........   $63       $80      $ 97       $189      $16       $50      $ 87       $189
  Index 500 Portfolio...................   $61       $76      $ 90       $174      $15       $46      $ 79       $174
  Capital Appreciation Portfolio........   $65       $86      $108       $212      $18       $57      $ 97       $212
  International Stock Portfolio.........   $66       $91      $117       $230      $20       $62      $106       $230
  Small Company Portfolio...............   $65       $87      $109       $214      $18       $57      $ 99       $214
  Maturing Government Bond 1998
    Portfolio...........................   $61       $74      $ 87       $168      $14       $44      $ 77       $168
  Maturing Government Bond 2002
    Portfolio...........................   $61       $74      $ 87       $168      $14       $44      $ 77       $168
  Maturing Government Bond 2006
    Portfolio...........................   $61       $74      $ 87       $168      $14       $44      $ 77       $168

                                                 IF YOU SURENDERED YOUR
                                               CONTRACT AT THE END OF THE            IF YOU ANNUITIZE AT THE END OF
                                                 APPLICABLE TIME PERIOD                THE APPLICABLE TIME PERIOD
                                          -------------------------------------   -------------------------------------
                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------   ------   -------   -------   --------
  Maturing Government Bond 2010
    Portfolio...........................   $61       $74      $ 87       $168      $14       $44      $ 77       $168
  Value Stock Portfolio.................   $65       $86      $108       $212      $18       $57      $ 97       $212
  Small Company Value Portfolio.........   $66       $89      $113       $222      $19       $60      $103       $222
  Global Bond Portfolio.................   $72       $110     $148       $293      $26       $81      $138       $293
  Index 400 Mid-Cap Portfolio...........   $62       $79      $ 95       $185      $16       $49      $ 84       $185
  Macro-Cap Value Portfolio.............   $65       $88      $111       $217      $19       $58      $100       $217
  Micro-Cap Growth Portfolio............   $69       $100     $131       $258      $23       $70      $120       $258
  Real Estate Securities Portfolio......   $66       $89      $113       $222      $19       $60      $103       $222
Vanguard Fixed Income Securities Fund,
 Inc.--Long-Term Corporate Portfolio....   $60       $71      $ 81       $155      $13       $41      $ 70       $155
Vanguard/Wellington Fund, Inc...........   $60       $72      $ 83       $158      $13       $42      $ 72       $158
Fidelity Contrafund.....................   $64       $83      $103       $201      $17       $54      $ 92       $201
Scudder International Fund..............   $68       $97      $126       $248      $22       $67      $115       $248
Janus Twenty Fund.......................   $66       $90      $115       $225      $20       $61      $104       $225


IS THERE A GUARANTEED DEATH BENEFIT?
Yes. The Contract has a guaranteed death benefit if a Participant dies before annuity payments have started. The death benefit shall be equal to the greater of: (1) the amount of the Participant's accumulation value payable at death; or
(2) the amount of the total purchase payments paid to us by or on behalf of a Participant, less all prior Participant Contract withdrawals or transfers. A transfer for this purpose is the application of an amount from this Contract to another investment alternative available in the Contract Owner's underlying plan.

WHAT ANNUITY OPTIONS ARE AVAILABLE?
The Contracts specify several annuity options. Each annuity option may be elected on either a variable annuity or fixed annuity basis or a combination of the two. Other annuity options may be available from us on request. The specified annuity options are a life annuity; a life annuity with a period certain of either 120 months, 180 months or 240 months; a joint and last survivor annuity and a period certain annuity.

WHAT IF A CONTRACT PARTICIPANT DIES?
If a Participant dies before payments begin, we will pay the Participant's guaranteed death benefit of the Contract as a death benefit to the named beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected.

WHAT VOTING RIGHTS DO YOU HAVE?
Participants and annuitants will be able to direct us as to how to vote shares of the Series Fund and Underlying Funds held for their Certificates.

CONDENSED FINANCIAL INFORMATION


The financial statements of the Minnesota Mutual Group Variable Annuity and The Minnesota Mutual Life Insurance Company Account may be found in the Statement of Additional Information.


  The table below gives per unit information about each sub-account for the years ended December 31, 1997, 1996 and 1995 and the period from September 2, 1994, commencement of operations, to December 31, 1994. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Group Variable Annuity Account included in the Statement of Additional Information. As of December 31, 1997, no contract owners have elected to allocate payments to the Advantus Bond, Advantus Mortgage Securities, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company, Advantus Maturing Government Bond 1998, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010 and Advantus Value Stock sub-accounts. Accordingly, no condensed financial information is presented for these sub-accounts.



                                                                                                     PERIOD FROM
                                                                                                    SEPTEMBER 2,
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED        1994 TO
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1997            1996            1995            1994
                                                    -------------   -------------   -------------   -------------
Advantus Growth Sub-Account:
  Unit value at beginning of period...............          $1.08           $1.00              --              --
  Unit value at end of period.....................          $1.42           $1.08              --              --
  Number of units outstanding at end of period....        351,033         136,198              --              --

Advantus Money Market
  Sub-Account:
  Unit value at beginning of period...............          $1.10           $1.06           $1.01           $1.00
  Unit value at end of period.....................          $1.14           $1.10           $1.06           $1.01
  Number of units outstanding at end of period....      2,345,197       1,676,436         812,075         318,636

Advantus Asset Allocation
  Sub-Account:
  Unit value at beginning of period...............          $1.06           $1.00              --              --
  Unit value at end of period.....................          $1.25           $1.06              --              --
  Number of unit outstanding at end of period.....        368,919          69,684              --              --

Advantus Index 500 Sub-Account:
  Unit value at beginning of period...............          $1.60           $1.33           $0.98           $1.00
  Unit value at end of period.....................          $2.09           $1.60           $1.33           $0.98
  Number of units outstanding at end of period....      7,737,757       3,811,296       1,252,482         261,150

Vanguard Long-Term Corporate Sub-Account:
  Unit value at beginning of period...............          $1.24           $1.23           $0.99           $1.00
  Unit value at end of period.....................          $1.41           $1.24           $1.23           $0.99
  Number of units outstanding at end of period....      3,145,416       2,199,884       1,202,743         275,796

Vanguard Wellington Sub-Account
  Unit value at beginning of period...............          $1.48           $1.28           $0.98           $1.00
  Unit value at end of period.....................          $1.80           $1.48           $1.28           $0.98
  Number of units outstanding at end of period....     16,168,553       9,571,917       4,097,086       1,363,274

                                                                                                     PERIOD FROM
                                                                                                    SEPTEMBER 2,
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED        1994 TO
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1997            1996            1995            1994
                                                    -------------   -------------   -------------   -------------
Fidelity Contrafund Sub-Account:
  Unit value at beginning of period...............          $1.60           $1.32           $0.98           $1.00
  Unit value at end of period.....................          $1.95           $1.60           $1.32           $0.98
  Number of units outstanding at end of period....     26,429,507      18,638,007      11,232,337       4,870,232

Scudder International Sub-Account:
  Unit value at beginning of period...............          $1.18           $1.04           $0.93           $1.00
  Unit value at end of period.....................          $1.26           $1.18           $1.04           $0.93
  Number of units outstanding at end of period....      5,979,571       4,774,006       3,011,428       1,807,445

Janus Twenty Sub-Account:
  Unit value at beginning of period...............          $1.63           $1.29           $0.96           $1.00
  Unit value at end of period.....................          $2.09           $1.63           $1.29           $0.96
  Number of units outstanding at end of period....      6,171,080       2,891,975         990,111         444,821


------------------------------------------------------------------------
FINANCIAL STATEMENTS


The financial statements of Minnesota Mutual Group Variable Annuity Account and The Minnesota Mutual Life Insurance Company's consolidated financial statements are included in the Statement of Additional Information.


------------------------------------------------------------------------
PERFORMANCE DATA

From time to time the Group Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Group Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Group Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Group Variable Annuity Account will reflect charges made pursuant to the terms of the Contracts offered by this Prospectus and charges of the Series Fund or Underlying Funds. The various performance figures used in Group Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

MONEY MARKET SUB-ACCOUNT YIELD.    Yield quotations for the Money Market
sub-account are based on the income generated by an investment in the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. Yield and effective yield figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.

TOTAL RETURN FIGURES.    Cumulative total return figures may also be quoted for
all sub-accounts. Cumulative total return is based on a hypothetical $1,000 investment in the sub-account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period. Cumulative total return figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.
  All cumulative total return figures published for sub-accounts will be accompanied by average annual total return figures for a one-year period, three-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the surrender value of that investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. Such average annual total return figures may also be accompanied by average annual total return figures, for the same or other periods, which do not reflect the deduction of any applicable deferred sales charges.

------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

The Minnesota Mutual Life Insurance Company is a mutual life insurance company organized in 1880 under the laws of Minnesota. Its home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098 (612) 665-3500, after September 1, 1998, (651) 665-3500. It is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.


B.  MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
On June 14, 1993, the Board of Trustees of Minnesota Mutual established the Minnesota Mutual Group Variable Annuity Account (the "Group Variable Annuity Account") in accordance with Minnesota Insurance Law. The Group Variable Annuity Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws.
  The Minnesota law under which the Group Variable Annuity Account was established provides that the assets of the Group Variable Annuity Account shall not be chargeable with liabilities arising out of any other business which Minnesota Mutual may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity Contracts for which the separate account was established. The investment performance of the Group Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate accounts which we may have established or may later establish. All obligations under the Contracts are general corporate obligations of Minnesota Mutual.
  The Group Variable Annuity Account currently has sub-accounts to which Contract Owners and Participants may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund or an underlying Fund. Additional sub-accounts may be added at our discretion.

C.  ADVANTUS SERIES FUND, INC.

The Group Variable Annuity Account may invest in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, (except for Global Bond Portfolio which is operated as a non-diversified open-end management investment company) but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to our separate accounts, which currently include the Variable Annuity Account, the Group Variable Annuity Account, Variable Fund D, the Variable Life Account, and the Variable Universal Life Account. The Series Fund may be made available to other separate accounts as new products are developed, and may be used as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, a wholly-owned subsidiary of ours domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued Contract or interest under it, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the Contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined from the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding Contracts, purchases of shares of the Portfolio of the Series Fund for the Group Variable Annuity Account are made at the net asset value of such shares next determined after receipt by us of Contract purchase payments.

  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management") which, prior to May 1, 1997, served as investment adviser to the Series Fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. Advantus Capital acts as an investment adviser to the Series Fund pursuant to an advisory agreement.

  It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Mutual does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.
  The investment objectives and certain policies of the Portfolios of the Series Fund available in the Contract are as follows:

    The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.

    The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

    The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.

    The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

    The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.

    The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.

    The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.

    The International Stock Portfolio seeks long-term capital growth. In pursuit of this objective the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth. The Portfolio is designed for persons seeking international diversification. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


    The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common or preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.


    The Maturing Government Bond Portfolios seek to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. In pursuit of this objective each of the four Maturing Government Bond Portfolios seek to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future through investment in a portfolio composed primarily of zero coupon securities. These are securities that pay no cash income and are sold at a discount from their par value at maturity. The current target dates for the maturities of these Portfolios are 1998, 2002, 2006 and 2010, respectively. On maturity the Portfolio will be converted to cash and reinvested at the direction of the Contract Owner. In the absence of instructions, liquidation proceeds will be allocated to the Money Market Portfolio.


    The Value Stock Portfolio seeks the long-term accumulation of capital. In pursuit of this objective, the Value Stock Portfolio will follow a policy of investing primarily in the equity securities of companies which, in the opinion of the adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. As it is anticipated that the Portfolio will consist in large part of dividend-paying common stocks, the production of income will be a secondary objective of the Portfolio.



    The Small Company Value Portfolio seeks the long-term accumulation of capital. The Portfolio will follow a policy of investing primarily in the equity securities of small companies, defined in terms of market capitalization and which appear to have market values which are low relative to their underlying value or future earnings and growth potential. Dividend income will be incidental to the investment objective for this Portfolio.



    The Global Bond Portfolio seeks, as its investment objective, to maximize current income, consistent with the protection of principal. The Portfolio pursues its investment objective by investing primarily in debt securities issued by issuers located anywhere in the world. Prior to May 1, 1998, the Global Bond Portfolio was known as the International Bond Portfolio and pursued its objective by investing primarily in a managed portfolio of non-U.S. dollar debt securities issued by foreign governments, companies and supranational entities. Effective after that date, pursuant to a change in the investment practices of the Portfolio approved by the Board of Directors, the Portfolio will seek, to achieve its investment objective by investing primarily in debt securities issued anywhere in the world. The investment objective of the Portfolio remains unchanged.



    The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 Mid Cap Index. The Portfolio pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index, issued by medium-sized domestic companies with market capitalizations that generally range from $200 million to $5 billion. It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The inclusion of a stock in the Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment, nor is it a sponsor or in any way affiliated with the Portfolio.



    The Macro-Cap Value Portfolio seeks to provide high total return. It pursues this objective by investing in equity securities that the sub-adviser believes, through the use of dividend discount models, to be undervalued relative to their long-term earnings power, creating a diversified portfolio of equity securities which typically will have a price/earnings ratio and a price to book ratio that reflects a value orientation. The Portfolio seeks to enhance its total return relative to that of a universe of large-sized U.S. companies.



    The Micro-Cap Growth Portfolio seeks long-term capital appreciation. It pursues its objective by investing primarily in equity securities of smaller companies which the sub-adviser believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average revenue growth. It will invest primarily in common stocks and stock equivalents of micro-cap companies, that is, companies with a market capitalization of less than $300 million.



    The Real Estate Securities Portfolio seeks as its investment objective above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. The Portfolio seeks to provide a yield in excess of the yield of the Standard and Poor's 500 Composite Index. The Portfolio will pursue its objective by investing primarily in equity securities of companies operating in the real estate industry. Under normal circumstances, therefore, at least 65% of the Portfolio's assets will be invested in "real estate securities" or "real estate related securities." The Portfolio will generally invest in real estate securities of companies listed on a securities exchange or traded over-the-counter. Investments are considered to be "real estate securities" if construction, ownership, management, financing and sale of residential, commercial or industrial real estate account for not less than 50% of gross revenues or net profits.


  A prospectus for the Series Fund is attached to this Prospectus and prospectuses for the other Underlying Funds are distributed with this Prospectus or are available upon request. A person should carefully read this Prospectus and the prospectus for any Underlying Fund Portfolio to which payments are to be allocated before investing in the Contracts.

D.  UNDERLYING FUNDS
In addition to the investment made by the Group Variable Annuity Account in shares of the Series Fund, the Contracts also provide for sub-accounts of the Group Variable Annuity Account which invest in shares of other registered investment companies. These Underlying Fund options may not be available in all Contracts issued by us and Participants should consult with their employer and plan sponsor to determine the availability of these options under the Contract available to them. As of the date of this Prospectus, sub-accounts have been established which allow for investment in shares of the following:

    Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc., (a corporate and government bond fund); Vanguard/Wellington Fund, Inc., a balanced equity fund; Fidelity Contrafund, a growth equity fund; Scudder International Fund, an international stock fund; and Janus Twenty Fund, a growth equity fund.

    The Vanguard Fixed Income Securities Fund, Inc. employs the Wellington Management Company as the investment adviser for the Long-Term Corporate Portfolio. The Vanguard/Wellington Fund, Inc., employs as its adviser the Wellington Management Company. The Fidelity Contrafund has as its adviser Fidelity Management & Research Company ("FMR"), a subsidiary of FMR Corporation. The Scudder International Fund has as its adviser Scudder, Stevens & Clark, Inc. The Janus Twenty Fund has as its adviser Janus Capital Corporation.

  The investment objectives and certain policies of the Underlying Funds available under the Contract are as follows:

    The Vanguard Long-Term Corporate Portfolio, part of the Vanguard Fixed Income Securities Fund, Inc., seeks to provide investors with a high level of income consistent with the maintenance of principal and liquidity. This Portfolio invests in a diversified portfolio of investment grade corporate and government bonds. This Portfolio is exposed to substantial interest rate risk because of the length of its average maturity and it may exhibit high to very high price fluctuations due to changing interest rates. The possibility that corporate bonds held by the Portfolio will be repaid prior to maturity is an additional risk associated with this Portfolio.

    The Vanguard/Wellington Fund, Inc. seeks to provide conservation of principal, a reasonable income return, and profits without undue risk. This Fund invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Fund's total assets.

    Fidelity Contrafund seeks long-term growth by investing in stocks. This Fund invests in companies that are currently "out of favor" with the public but show potential for capital appreciation. The Fund invests in both well-known and lesser-known companies believed to be undervalued due to overly pessimistic appraisals by the market. The Fund invests primarily in common stock and convertible securities, with a bias toward medium- and smaller-capitalization companies.

    The Scudder International Fund, a series of Scudder International Fund, Inc., seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. It generally invests in equity securities of established companies that are listed on foreign exchanges which the Adviser believes have favorable characteristics, but may also invest up to 20% of its total assets in debt securities of foreign governments, supranational organizations and private issuers. The Fund seeks to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. Foreign investing involves exposure to special risks, including economic or political instability and currency fluctuation.

    The Janus Twenty Fund, a series of the Janus Investment Fund, seeks long-term growth of capital. This nondiversified Fund seeks to invest in companies that the portfolio manager believes offer rapid growth potential. Under normal circumstances, this Fund will concentrate its investments in a core position of 20 to 30 common stocks. The risk of loss may be greater than would exist with a more diversified account.


  Some of these shares are available not only to insurance company separate accounts, but may also be available to the public generally, which may have a bearing on the question of whether the Contracts may be considered annuity contracts for tax purposes. For more information, please see the heading "Federal Tax Status" in this Prospectus. Persons considering sub-account investments in these Funds should obtain a current prospectus for those Funds from the Funds or the Contract Owners before investing in those sub-accounts.


E.  ADDITIONS, DELETIONS OR SUBSTITUTIONS
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Group Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for Contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

  Investment in all Series Fund or Underlying Fund options may not be available, and may be restricted by the Contract Owner. For example, the Contracts held by the Church of the Nazarene Tax-Sheltered Annuity Plan make available the Underlying Fund options and the Money Market, Growth, Asset Allocation, and Index 500 Portfolios of the Series Fund. The Contract held by the Minnesota State Deferred Compensation Plan makes available the Underlying Fund options and the Money Market and Index 500 Portfolios of the Series Fund. The Minnesota State Colleges and University 403(b) Program makes available all of the portfolios of the Series Fund.

  We may also establish additional sub-accounts in the Group Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Group Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Group Variable Annuity Account. The basis of offering additional investment options to existing Contract Owners is subject to our discretion.
  We also reserve the right, when permitted by law, to de-register the Group Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Contract Owners, and to combine the Group Variable Annuity Account with one or more of our other separate accounts.

------------------------------------------------------------------------
CONTRACT CHARGES

A.  SALES CHARGES
No sales charge is deducted from the purchase payments for these Contracts. However, when a Participant's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted for expenses relating to the sale of the Contracts.
  The deferred sales charge is deducted from the Participant's remaining accumulation value except in the case of a surrender, where it reduces the amount distributed. We will deduct the deferred sales charge proportionally from the Participant's fixed and variable accumulation value.
  The amount of the deferred sales charge, expressed as a percentage of the Participant's accumulation value withdrawn, is shown in the following table. Percentages are shown as of the Participant's date of initial Contract participation and the end of each of the first six years of participation. The percentages decrease uniformly each month for 72 months from the initial date. In no event will the sum of the deferred sales charges exceed 9% of the purchase payments made by or on behalf of that Participant under a Contract.

       END OF             DEFERRED
 PARTICIPATION YEAR     SALES CHARGE
--------------------  -----------------
 Participation Date              6%
         1                       5%
         2                       4%
         3                       3%
         4                       2%
         5                       1%
         6                       0%


These sales charges may be waived in certain circumstances where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sales of the Contracts on the basis of purchase payments made under the Contract and where the Contract is sold in anticipation of reduced expenses. Sales charges will also be waived on amounts withdrawn because of an excess contribution to a tax-qualified contract.


B.  MORTALITY AND EXPENSE RISK CHARGES
We assume the mortality risk under the Contracts by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the Contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the Contract. In addition, we assume mortality risk in the formulation of death benefit provided by the Contract. See the heading "Death Benefit" herein.
  We assume an expense risk by assuming the risk that deductions provided for in the Contracts for the sales and administrative expenses will be adequate to cover the expenses incurred.
  For assuming these risks, we currently make a deduction from the Group Variable Annuity Account at the annual rate of .40% for the mortality risk and
 .45% for the expense risk. We reserve the right to increase the charge for the assumption of mortality risks to not more than .60% and the expense risks to not more than .65%. If this charge is increased to this maximum amount, then the total of the mortality risk charge and expense risk charge would be 1.25% on an annual basis.
  If these deductions prove to be insufficient to cover the actual cost of the expense and mortality risks assumed by us, then we will absorb the resulting losses and make sufficient transfers to the Group Variable Annuity Account from our general account, where appropriate. Conversely, if these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit (or "surplus") to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C.  CONTRACT ADMINISTRATIVE CHARGE
We perform all administrative services relative to the Contract. These services may include the review of the applications for compliance with our issue criteria, the preparation and issue of contracts and certificates, the receipt of purchase payments, forwarding them to the Series Fund or other fund managers for investment, the preparation and mailing of periodic reports and the performance of other services.
  As consideration for providing these services we currently make a deduction from the Group Variable Annuity Account at the annual rate of .15% for contract administration. We reserve the right to increase this administrative charge to not more than .40%. The administrative charge is designed to cover the administrative expenses incurred by us under the Contract.

D.  PREMIUM TAXES
Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. There are currently no premium taxes which are applicable to the Contracts, but we reserve the right to make such a deduction should they become applicable to this Contract in the future.

E.  CONTRACT FEE
For Participants who elect a fixed annuity, there is a charge of $200 which is taken as a contract fee whenever fixed annuity payments are elected and purchased at rates guaranteed by the Contract. This fee will also be deducted when amounts are transferred for additional fixed annuity income once fixed annuity payments have begun.

------------------------------------------------------------------------
SERIES FUND AND UNDERLYING FUND EXPENSES


Advantus Capital, one of our subsidiaries, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. The investment advisory agreements provide that the fee shall be computed at the annual rate which may not exceed .4% for the Index 400 Mid-Cap and Index 500 Portfolios, .75% of the Capital Appreciation, Value Stock, Small Company Value, Real Estate Securities and Small Company Portfolios, 1% for the International Stock Portfolio, .25% for each of the Maturing Government Bond Portfolios, .6% for the Global Bond Portfolio, .7% for the Macro-Cap Value Portfolio, 1.1% for the Micro-Cap Growth Portfolio and .5% of each of the remaining Portfolio's average daily net assets.


  The Underlying Funds available to the sub-accounts of the Group Variable Annuity Account will also have advisory fees and expenses associated with the management of the assets in those alternatives according to the agreement that each has with its investment adviser. The adviser for each and a brief summary of the advisory arrangement for each is as follows:



    The Vanguard Fixed Income Securities Fund, Inc. employs the Wellington Management Company as the investment adviser for the Long-Term Corporate Portfolio. The Long-Term Corporate Portfolio, along with two other portfolios in the Fund, pays the adviser an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate based on an annual percentage rate to the average month-end assets of each portfolio. The fee schedule for the Long-Term Corporate Portfolio is as follows: .040% on the first $1 billion assets, .030% on the next $1 billion assets, .020% on the next $1 billion assets and .015% on assets over $3 billion. The aggregate advisory fee is allocated to each Portfolio based on the net assets of each. For the fiscal year ended January 31, 1997, the Long-Term Corporate Portfolio paid annual advisory fees equal to .03% of average net assets.



    The Vanguard/Wellington Fund, Inc. employs as its adviser the Wellington Management Company. It pays the adviser a fee calculated at an annual percentage rate of average daily net assets. The basic fee is subject to quarterly adjustments based on performance relative to a combined index comprising the S&P 500 Index and the Lehman Long-Term Corporate AA or Better Bond Index. For the year ended November 30, 1997, the advisory fee represented an effective annual basic rate of .04% of the Fund's average net assets before a decrease of $244,000 based on performance.


    The Fidelity Contrafund has as its adviser Fidelity Management & Research

    Company ("FMR"), a subsidiary of FMR Corp. The management fee paid to FMR is determined by taking a basic fee and then applying a performance adjustment which, in turn, depends on how well the Fund has performed relative to the appropriate index. The basic fee is calculated by adding an aggregated fund fee rate to an individual fund fee rate and multiplying that amount by the Fund's average net assets. The annual individual fund fee rate is .30%. For the year ended December 31, 1997, the management fee was equivalent to an annual rate of .48% of average net assets after the performance adjustment.



    The Scudder International Fund has as its adviser Scudder, Stevens & Clark, Inc. For the fiscal year ended March 31, 1997, the adviser received an investment management fee of 0.82% of the Fund's average daily nets assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.



    The Janus Twenty Fund has as its adviser Janus Capital Corporation. The advisory fee paid to the adviser for the fiscal period ended on October 31, 1997 amounted to .66%. It pays the adviser a fee at the end of each fiscal quarter, calculated by applying a rate, based on the following percentages, to the Fund's average month-end assets for the quarter: .75% of the first $300 million, .70% of the next $200 million and .65% on amounts over $500 million.


------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS


The following material is intended to provide a general description of the terms of the Contracts. In the event that there are questions concerning the Contracts which are not discussed or should you desire additional information, then inquires may be addressed to us at: Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. Our phone number is: (612) 665-3500 after September 1, 1998, (651) 665-3500.


1.  TYPE OF CONTRACT OFFERED
GROUP DEFERRED VARIABLE ANNUITY CONTRACT
The Contract is a group deferred variable annuity contract which is offered to employers and plan sponsors which are eligible to purchase group contracts which are to be used in connection with tax-advantaged plans of state and local governments and other tax-exempt organizations. The type of plans for which the Contract is suitable are described in Sections 457 and 403 of the Internal Revenue Code. The Contract provides rights and options to individuals who participate under such plans; the Contracts may not be purchased directly by individuals. The contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.

2.  ISSUANCE OF CONTRACTS
The Contracts are issued by us to sponsors of eligible plans upon their application. In a typical plan, the sponsor or eligible governmental unit is the owner of the Contract and will designate individuals eligible to participate in the Contract as a Participant. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).

3.  MODIFICATION OF CONTRACTS
The Contract may be modified at any time by written agreement between us and the owner of the Contract. However, no such modification will adversely affect the rights of a Participant under the Contract unless the modification is made to comply with a law or government regulation.

4.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of: (a) the mortality table specified in the Contract, which reflects the age of the annuitant; (b) the type of annuity payment option selected; and (c) the investment performance of the Group Variable Annuity Account and its sub-accounts. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in an expense in excess of the expense deduction provided for in the Contract. The annuitant electing to receive all or a part of his or her payments as a variable annuity will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Group Variable Annuity Account, and thus the annuity payments will vary with the investment experience of the assets of the applicable Group Variable Annuity Account.

5.  ASSIGNMENT
A Participant's accumulation value may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, that value and benefits payable under the Contract shall be exempt from the claims of creditors. The assets of the plan are, however, subject to the claims of the general creditors of the Contract Owner (usually the employer).

6.  LIMITATIONS ON PURCHASE PAYMENTS
The amount of purchase payments to be paid by the Contract Owner by or on behalf of a Participant shall be determined by the Contract Owner in accordance with the provisions of the underlying plan. All purchase payments are payable at our Home Office which is located at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

7.  SUSPENSION AND TERMINATION OF PURCHASE PAYMENTS
A Contract Owner may suspend making purchase payments by giving 60 days' written notice to us. The suspension may be with respect to all Participants or only as to such class or classes of Participants as may be specified by the Contract Owner. Purchase payments may be resumed as to those suspended Participants by written notice to us.
  Under some contracts, the Contract Owner may at any time terminate the Contract should we fail to perform under the Contract and not cure any found deficiency or should our activities be classified as misfeasance, malfeasance or fraud. Some Contracts may also be terminated should we have a material change in our financial condition as measured by the standard insurance company rating agencies.
  We may terminate the Contract at any date by written notice to the Contract Owner in the event that the Contract is no longer part of a qualified Section 457 or Section 403 plan or if we determine that a Contract amendment is necessary and the Contract Owner does not assent to such an amendment.
  After termination of the Contract, we will accept no further purchase payments. Termination will have no effect on Participants as to whom annuity payments have begun. As to Participants with a current accumulation value, those values will continue to be maintained under the Contract until: (a) withdrawn to provide plan benefits, (b) applied to provide annuity payments or (c) transferred to the Contract Owner. So long as Participant Accumulation Values are maintained under the Contract, the withdrawal and transfer provisions continue to apply to those values on the same basis as prior to Contract termination.
  If amounts are to be transferred to the Contract Owner on termination of the Contract, those accumulation values attributable to the Group Variable Annuity Account, decreased by any applicable deferred sales charge, will be transferred within seven days after the Contract termination. However, Minnesota Mutual reserves the right to defer payment for any period during which the New York Stock Exchange is closed for trading or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such determination and payment impractical.
  General Account values payable to the Contract Owner on termination are subject to current valuation procedures and payment of the General Account accumulation value or market value to the Contract Owner, decreased by any applicable deferred sales charge, as may be either in a lump sum or in installments over a five year period as the Contract Owner may elect. However, in any event we guarantee that on the termination of the Contract, Participant General Account market values will not be less than the sum of all allocations made to the General Account by or on behalf of each Participant, accumulated at 3% per annum, less any Participant withdrawal, any applicable deferred sales charge and less any transfers of General Account accumulation values to the Group Variable Annuity Account.

8.  CONTRACT SETTLEMENT
Whenever any payment of an amount under the Contract attributable to the Group Variable Annuity Account is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the Contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Group Variable Annuity Account or to fairly determine the value of the assets of the Group Variable Annuity Account; or

    (c) such other periods as the Commission may by order permit for the protection of the Contract Owners.

9.  PARTICIPATION IN DIVISIBLE SURPLUS
The Contract is a participating Contract. The portion, if any, of our divisible surplus accruing on this Contract shall be determined annually by us and shall be credited to the Contract on such a basis as we may determine. We do not anticipate any divisible surplus and do not anticipate making dividend payments to Contract Owners under the Contract.

10.  CONTRACT LOANS

A Participant under a Contract which satisfies the requirements of Code Section 403 as a tax-sheltered annuity (a "TSA Contract") and under a plan which provides for loans may take a loan from us with the Contract as security for the loan, to the extent that such loans are permitted by applicable state law. The maximum loan available is the lesser of (a) or (b), where (a) is $50,000 and (b) is the greater of (i) one-half of the Participant's Accumulation Value less any applicable deferred sales charge or (ii) the Participant's Accumulation Value up to the amount of $10,000, less the amount of interest that would be charged during the first quarter that the loan would be outstanding and less any applicable deferred sales charge. Such a loan taken from, or secured by, a TSA Contract may have federal income tax consequences. See "Federal Tax Status". The maximum loan amount is determined as of the date we receive a Participant's request for a loan. This minimum loan amount is $1,000.

  Upon receiving a written request for a loan, we will send the Participant a loan application and agreement for his or her signature. We will charge interest in arrears. Restrictions other than the maximum loan amount which apply to loans are:

    (a) Only one loan may be outstanding at any time;

    (b) A period of at least three months is required between the repayment of a loan and the application for a new loan;

    (c) If there is an outstanding loan on the Contract, then any withdrawals will be limited to the Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charge;

    (d) A loan is not available if annuity payments have begun; and

    (e) The TSA loan account portion of a Participant's interest in the Contract may not be transferred to the Group Variable Annuity Account when a loan is outstanding, provided, however, that a single transfer from the TSA loan account will be allowed each calendar year in an amount no more than the TSA loan account value less the outstanding loan principal, less the outstanding interest, and less any applicable deferred sales charge.

  The loan amount requested, plus the first quarter's interest, plus any applicable deferred sales charge, will be transferred from the portion of the Participant's Accumulation Value allocated to the Group Variable Annuity Account to the General Account on the date the loan application is approved. Unless the Participant directs us otherwise, amounts will be transferred from sub-accounts of the Group Variable Annuity Account in the same proportion that the Participant's allocations to each sub-account bears to his or her total allocations to the Group Variable Annuity Account prior to the loan.

LOAN INTEREST AND TSA LOAN ACCOUNT INTEREST
  The interest rate charged on a loan is variable and will be set on the first day of each calendar quarter. It will apply to the outstanding loan principal in that calendar quarter. The loan interest rate will not exceed the greater of the

"published monthly average" for the calendar month ending two months before the beginning of the calendar quarter or the "interest rate in effect on the Contract" plus 1%. The "published monthly average" means the Moody's Composite Average of Yields on Bonds as published by the Moody's Investors Service. The "interest rate in effect on the Contract" is the interest rate credited on portions of Accumulation Value allocated to the General Account, including amounts held in the TSA loan account.
  The interest rate credited to allocations of Accumulation Value to the General Account will also be credited to the TSA loan account, which will have the effect of reducing the effective interest rate to be paid on the loan to the difference between the interest rate paid on the loan and that credited on the TSA loan account. A loan will have a permanent effect on the Participant's Accumulation Value. The effect could be either positive or negative, depending upon whether the investment results of the sub-accounts are greater or lesser than the interest rate credited on the TSA loan account.

LOAN REPAYMENT
Repayment must be made in substantially equal payments over a period of five years or less. Early repayment may be made without penalty at any time. When the loan is repaid, then the TSA loan account terminates, and the amounts remain in the General Account. A Participant may reallocate these amounts among the General Account and the sub-accounts of the Separate Account by exercising his or her Contract's transfer rights.
  If a Participant withdraws all of his or her Accumulation Value while a loan is outstanding, then the loan is due at the time of the withdrawal. If the loan is not repaid prior to the complete withdrawal, the payment on withdrawal will be the Participant's Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charges. In addition, depending upon the Participant's circumstances, such a withdrawal may result in income taxation, tax penalties and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity.
  Failure to meet the requirements of the loan agreement will result in its termination. Loan amounts will then be treated as distributions under the contract. Treatment of a loan as a distribution will result in taxable income under applicable tax rules. In addition, depending upon the Participant's circumstances, it may result in income taxation, tax penalties, and disqualification of the Participant's interest in the contract as a tax-sheltered annuity. If there is a distribution, the Participant's Accumulation Value will be reduced by the amount of the outstanding loan principal, reduced by any interest due, and reduced by any applicable deferred sales charge on that amount.

------------------------------------------------------------------------
VOTING RIGHTS

We will vote in our discretion shares of Underlying Funds other than Portfolios of the Series Fund held in the Group Variable Annuity Account. We also will vote the Series Fund Portfolio shares held in the Group Variable Annuity Account, but will do so in accordance with instructions received from Participants with values allocated to sub-accounts investing in shares of those Series Fund Portfolios. We will vote all shares of a Series Fund Portfolio held by the Group Variable Annuity Account for which no voting instructions are received from Participants in the same proportion as shares held by the Group Variable Annuity Account for which such instructions have been received. If, however, the 1940 Act or any regulation thereunder should change so that we may be allowed to vote such shares in our own right, then we may elect to do so.
  Voting instructions for votes of Series Fund Portfolio shares are to be provided during the accumulation period by Participants with values allocated to sub-accounts investing in those Portfolios and during the annuity period by annuitants with annuity reserves allocated to those sub-accounts. In each case, the value of the amounts so allocated on behalf of a Participant or annuitant will be divided by net asset value per share of the applicable Series Fund Portfolio shares to determine the number of shares for which voting instructions may be provided by the Participant or annuitant. In either case, instructions for voting fractional shares will be recognized. We shall notify each Participant or annuitant of a Series Fund shareholders' meeting if the shares held for the Participant may be voted at such meeting. We shall notify Participants or annuitants who are entitled to provide such voting instructions and will provide them with proxy materials and forms necessary for providing voting instructions.

  During the accumulation period of each Certificate, the Participant holds the voting interest in each Certificate. The number of votes will be determined by dividing the accumulation value of the Contract as to the accumulation value of each Participant attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.
  During the annuity period of each Certificate, the annuitant holds the voting interest in each Certificate. The number of votes will be determined by dividing the reserve for each annuitant allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular annuitant will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

------------------------------------------------------------------------
ANNUITY PERIOD

1.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The Contracts provide for four annuity payment options, any one of which may be elected if permitted by law. Each annuity payment option may be elected on either a variable annuity or a fixed annuity basis, or a combination thereof. Other annuity payment options may be available as agreed to between a Participant and us and upon request to us.
  If an election has not been made otherwise, and the plan does not specify to the contrary, the Participant's retirement date shall be April 1 of the calendar year next following the calendar year in which the Participant attains age
70 1/2. The annuity payment option shall be Option 2A, a life annuity with a period certain of 120 months. Unless notified in writing by the Contract Owner or Participant at least 30 days prior to the Annuity Commencement Date, a fixed annuity will be provided by any General Account accumulation value and a variable annuity will be provided by any Group Variable Annuity Account accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20 imposed separately for the portion of the annuity payments payable as a fixed annuity and the portion payable as a variable annuity under each of the sub-accounts of the Group Variable Annuity Account. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of a Participant's interest in the Contract which would otherwise have been applied to provide annuity payments.
  Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. In the event that a beneficiary elects to receive the commuted value of the remaining guaranteed payments in a lump sum, that value will be based on the then current dollar amount of one payment and the same interest rate which served as a basis for the annuity.
  The mortality and expense risks charges continue to be deducted throughout the annuity period, even under each of the available variable annuity payment options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

2.  ANNUITY PAYMENT OPTIONS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option usually offers the largest monthly payments (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of such period certain.
  By written notice to us from the Contract Owner or a Participant at least 30 days prior to a Participant's Annuity Commencement Date, a lump sum settlement of a Participant's accumulation value may be elected in lieu of the application of that amount to an Annuity Payment Option. After the payment of such a lump sum settlement to the Participant, the Participant shall have no further rights under the Contract.

3.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (The factor of
 .996338 is used to neutralize the assumed net investment rate, discussed in
Section 4 below, of 4.5% per annum built into the first payment calculation and which is not applicable because the actual net investment rate is credited instead.) The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under the Contract described in this Prospectus, the first monthly annuity payment is determined by applying the value of the Participant's individual accumulation value at retirement. State premium taxes, if applicable and not previously deducted from purchase payments, may be deducted from the Participant's accumulation value before the first payment is determined. These taxes currently range from 0 to 3.5%, depending upon the state of issue and type of plan involved.
  The amount of the first monthly payment depends on the annuity payment option elected, the form of annuity, and the adjusted age of the annuitant. A table used to determine the adjusted age of the annuitant and joint annuitant is contained in the Contract. For both fixed and variable annuity payments, the adjusted age of the annuitant and joint annuitant, if any, is used to determine the first payment.
  For a fixed annuity, the Contract contains tables indicating the dollar amount of the monthly payment under each annuity payment option for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and an age setback of six years. A $200 fee may be deducted from the Participant's General Account accumulation value before applying the rates found in the tables.
  The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any applicable premium taxes not previously deducted) to a rate which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. A number of units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin. The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.
  The 4.5% interest rate assumed in the annuity rate would produce level annuity payments if the net investment rate remained constant at 4.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 4.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

  If, when annuity payments are elected, we are using annuity rates for Contracts of this class which result in larger annuity payments, we will use those rates instead of those guaranteed in the Contract.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS
The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each applicable sub-account of the Group Variable Annuity Account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.
  The dollar amounts for variable annuity payments determined for each applicable sub-account of the Group Variable Annuity Account will be aggregated for purposes of making the monthly variable annuity payment to the Participant.

6.  TRANSFER OF ANNUITY RESERVES
Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.
  There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.
  A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.
  When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.
  Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.
  When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing method at the time of transfer that we used to determine an initial fixed annuity payment.

------------------------------------------------------------------------
DEATH BENEFIT

Death benefits, if any, payable under Contracts shall be in such amount as is determined by the provisions of the applicable qualified trust or plan. The Contracts provide that in the event of the death of the Participant prior to the commencement of annuity payments, the death proceeds payable to the named beneficiary will be the greater of: a) the Participant's accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us, or b) the total of the purchase payments made by or on behalf of a Participant received by us less any prior Participant withdrawals or transfers to another investment alternative available in the Contract Owner's underlying plan. Death proceeds will be paid in a single sum to the beneficiary designated by the Participant, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death of the Participant. Except as noted below, a Participant's entire interest in the Contract must be distributed within five years of the Participant's death. If the annuitant dies after annuity payments have begun, Minnesota Mutual will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the Participant as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the beneficiary of the Participant's interest in the Contract prior to the annuity commencement date.
  The beneficiary will be the person or persons named in the Contract application unless the Participant, or annuitant if annuity payments have commenced, subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in the last change of beneficiary request. The Participant's or annuitant's written request to change the beneficiary will not be effective until it is recorded in Minnesota Mutual's home office records. After it has been recorded, it will take effect as of the date the Participant or annuitant signed the request. However, if the Participant or annuitant dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

--------------------------------------------------------------------------------
CREDITING ACCUMULATION UNITS

During the accumulation period--the period before the commencement of annuity payments--the purchase payment (on receipt of a completed application or subsequently) is credited to a Participant's accumulation value on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the Contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund and those other Underlying Funds which may be held by the sub-accounts of the Group Variable Annuity Account.

  Minnesota Mutual will determine the value of accumulation units on each day on which the Portfolios of the Series Fund and such other Underlying Funds are valued. The net asset value of the Series Fund and Underlying Fund shares are computed once daily, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's securities will not materially affect the current net asset value of such Fund's shares,
(ii) days during which no such Series Fund's shares or Underlying Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

  Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by Minnesota Mutual at its home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.
  In addition to providing for the allocation of purchase payments to the sub-accounts of the separate account, the Contracts also provide for allocation of purchase payments to Minnesota Mutual's General Account for accumulation at a guaranteed interest rate.

TRANSFER OF VALUES
Upon a Participant's written or telephone request, values under the Contract may be transferred between the General Account and the Group Variable Annuity Account or among the sub-accounts of the Group Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. Transfers between the sub-accounts of the Group Variable Annuity Account are unlimited as to amount and frequency.
  The Contracts permit us to limit the frequency and amount of transfers from the General Account to the sub-accounts of the Group Variable Annuity Account. The Contracts provide that such transfers from a Participant's Accumulation Value in our General Account will be on a first-in, first-out (FIFO) basis and they provide that Participants may transfer the greater of $1,000 or 10% of their General Account accumulation value annually or in 12 monthly installments. Currently, we limit such transfers during any calendar year to the greater of $1,000 or an amount which is no more than 20% of the General Account accumulation value at the time of the transfer.
  Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date.
  Also, in addition to requests for transfer which are by written request, a Participant or persons authorized by Participants may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, Participants may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, Participants should consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.
  We will employ reasonable procedures to satisfy ourselves that instructions received from Participants are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Participants to identify themselves in those telephone conversations through such information as we may deem to be reasonable. We record telephone transfer and change of allocation instruction conversations and we provide Participants with a written confirmation of the telephone transfer.
  The interests of Contract Owners and Participants arising from the allocation of purchase payments or the transfer of contract values to the General Account of Minnesota Mutual, and thereby to its general assets, are not registered under the Securities Act of 1933, and Minnesota Mutual is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Mutual are not subject to the provisions of those acts that would apply if registration under such acts were required.

PORTABILITY
In addition to provisions which allow a transfer of Participant accumulation values under the Contract between the General Account of Minnesota Mutual and the Group Variable Annuity Account and transfers among the sub-accounts of the Group Variable Annuity Account, withdrawals are also allowed from the Participant accumulation values of the Contract to transfer amounts to other investment alternatives offered by the Contract Owner in its underlying plan.
  Withdrawals for this purpose other than those relating to the timing of payments, are subject to the same limitations and restrictions as described in the heading "Transfer of Values" immediately above and the same dollar limitations on such transfers similarly apply.

VALUE OF THE CONTRACT
The value of the Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the Contract by the current value of an accumulation unit in each sub-account of the Group Variable Annuity Account and adding to this amount the sum of General Account values. There is no assurance that such value will equal or exceed the purchase payments made, except with respect to amounts allocated to the General Account.

The Contract Owner and, where applicable, each Participant will be advised periodically of the number of accumulation units credited to the Contract or to the Participant's individual account, the current value of each accumulation unit, and the total value of the Contract or the individual account.

ACCUMULATION UNIT VALUE
The value of an accumulation unit in each sub-account of the Group Variable Annuity Account was set at $1.000000 on the first valuation date of the Group Variable Annuity Account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR
The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality risk, expense risk and administrative charge at the current rate of 1.00% per annum.
  The gross investment rate is equal to: (1) the net asset value per share of a Series Fund or Underlying Fund share held in a sub-account of the Group Variable Annuity Account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by that Series Fund or Underlying Fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that Series Fund or Underlying Fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

------------------------------------------------------------------------------
WITHDRAWALS AND SURRENDER


Under certain circumstances a Participant may have the right to surrender his or her interest in the Contract in whole or in part, subject to possible adverse tax consequences. (See discussion under heading "Federal Tax Status").

  Withdrawals may be made only for the purpose of providing plan benefits, making transfers to the Contract Owner, making transfers to plan investment alternatives available in the Contract Owner's underlying plan other than those provided for in this Contract, or allowing other withdrawals as allowed in the plan and mutually agreed upon by Minnesota Mutual and the Contract Owner. The amount available for withdrawal shall be the Participant accumulation value less any applicable deferred sales charge. If withdrawals during the first calendar year of participation are equal to or less than 10% of the total purchase payments made on behalf of the Participant, the charge will not apply. In subsequent calendar years there will be no charge for withdrawals equal to or less than 10% of the prior calendar year Participant accumulation value. If a Participant's withdrawals in any calendar year exceed this amount, the deferred sales charge will apply to the excess.

  Withdrawal amounts shall be deducted from the Participant's General Account accumulation value on a first in, first out (FIFO) basis. Unless otherwise instructed by the Participant or the Contract Owner, withdrawal amounts will be made from a Participant's interest in the General Account and each sub-account of the Group Variable Annuity Account in the same proportion that the value of that Participant's interest in the General Account and any sub-account bears to that Participant's total accumulation value. The provisions of the applicable qualified trust, qualified plan or state deferred compensation plan may provide further limitations on withdrawals.

  Withdrawals are made upon written request from the Participant or Contract Owner to Minnesota Mutual. The withdrawal date will be the valuation date coincident with or next following the receipt of the request by Minnesota Mutual at its home office.

  We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals where a withdrawal is due to an excess contribution.

  Once annuity payments have commenced for a Participant, the Participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Annuity Payment Options".


  Contract Owners or plan administrators of the Contract Owner's underlying plan may also submit signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (612) 665-7942, after September 1, 1998, (651) 665-7942. Transfer instructions or changes as to future allocations of purchase payments may be communicated to us by the same means.

  The surrender of a Certificate or a partial withdrawal thereunder may result in a credit against Minnesota Mutual's premium tax liability. In such event, Minnesota Mutual will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which Minnesota Mutual's premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

------------------------------------------------------------------------
DISTRIBUTION


The Contracts will be sold by Minnesota Mutual life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial Services, Inc. Ascend Financial Services, Inc. ("Ascend Financial") acts as the principal underwriter of the Contracts. Ascend Financial is a wholly-owned subsidiary of MIMLIC Asset Management Company, a wholly-owned subsidiary of Minnesota Mutual. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

  Commissions to dealers, paid in connection with the sale of the Contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Contracts. Commissions on group cases may vary.

  In addition, Ascend Financial or Minnesota Mutual will provide credits which allow registered representatives (Agents) who are responsible for sales of the Contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.


------------------------------------------------------------------------
FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(k) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.


  Minnesota Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Group Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Group Variable Annuity Account or on capital gains arising from its investment activities. The Group Variable Annuity Account is not taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and it does not anticipate any change in that tax status. However, if changes in the federal tax laws or interpretations thereof result in Minnesota Mutual being taxed on income or gains attributable to the Group Variable Annuity Account, the we may impose a charge against the Group Variable Annuity Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.


TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.
  As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.
  In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.
  If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of death of the owner, and in certain other circumstances.
  The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
  For some types of qualified plans, other tax penalties may apply to certain distributions.
  A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the Contract Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.
  For purposes of determining a Contract Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Contract Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS
Section 817(h) of the Code authorizes the Treasury to set standards, by regulation or otherwise for the investments of the Group Variable Annuity Account to be "adequately diversified" in order for the Contract to be treated as an annuity contract for Federal tax purposes. Group Variable Annuity Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Series Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Series Fund in which the Group Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity Contract Owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights of a Participant under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Participant has the choice of one or more sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a Contract Owner and thus the Participant as being treated as the owner of the assets of the Group Variable Annuity Account. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner or Participant from being considered the owner of a pro rata share of the assets of the Group Variable Annuity Account.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.


POSSIBLE CHANGES IN TAXATION


Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


TAX QUALIFIED PROGRAMS
The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to Participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.
  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or other annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract. The contract may also be used in other situations where a group annuity contract is desired for funding but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes. As with deferred compensation plans, the availability of public funds within the contract may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes.

  For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined by the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2.



SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account.
  With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Any amount deferred under an eligible deferred compensation plan, and any income attributable to the amounts so deferred, are currently excluded from the Participant's income. Generally, the maximum amount of compensation that may be deferred is the lesser of $7,500 or 33 1/3% of includable compensation (taxable earnings). This amount shall be adjusted for cost-of-living in accordance with
Section 457(e)(15) of the Code. Different rules may apply for Participants covered by private deferred compensation plans under this section and those Participants should consult a competent tax adviser concerning the operation of such a plan. A Participant who participates in a deferred compensation plan sponsored by an employer and who also participates in a Section 403(b) retirement program, Section 401(k) plan or a Simplified Employee Pension (SEP) amounts excludable from gross income pursuant to that program, plan or pension reduce the amount of compensation which may be deferred under a Section 457 deferred compensation plan.

  The diversification requirements of Section 817(h) of the Code, previously described in this section, may present additional considerations for purchasers or Participants of the Contracts. Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. Section 818 of the Code defines pension plan contracts as contracts issued under a Section 401(a) plan, Section 401(k) plan,
Section 403(b) program, or a Section 457 retirement program as maintained by the United States government, the government of any state or political subdivision thereof, or by any agency or instrumentality of the foregoing.
  Notwithstanding this exemption, an existing Revenue Ruling, Revenue Ruling 81-225, may provide a legal theory that suggests that contracts which utilize a public fund, that is to say a fund available not only to separate accounts of insurance companies but to members of the public generally, may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes because of the existence of the availability of the public funds in that contract. We believe that if the Service were to make such a determination providing that result, that the existence of a Section 457 deferred compensation plan would, nevertheless, protect Participants in that plan from current income taxation.
  Additionally, should a contract make a public fund available to its Participants, it is believed that additional contracts funded by the separate account could participate in the separate account and, so long as they omitted the use of non-public funds, that they could continue to obtain tax treatment as an annuity under existing regulations and revenue rulings.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.
  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.
  Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
(b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

LOANS
Generally, interest paid on any loan under an annuity Contract which is owned by an individual is not deductible. A Participant should consult a competent tax adviser before deducting any loan interest.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating becoming a Participant under the Contract or exercising elections under such a Contract. For further information a qualified tax adviser should be consulted.

------------------------------------------------------------------------
LEGAL PROCEEDINGS


There are no pending legal proceedings in which the Group Variable Annuity Account is a party. There are no material pending legal proceedings, other than ordinary routine litigation incidental to their business, in which Minnesota Mutual, Advantus Capital or Ascend Financial is a party.



------------------------------------------------------------------------

YEAR 2000 COMPUTER PROBLEM


The services provided by Minnesota Mutual to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Mutual to provide services to contract owners. Minnesota Mutual has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, Minnesota Mutual believes that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.


  In addition, Minnesota Mutual's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Mutual has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Mutual will not be affected by year 2000 problems of other organizations.


------------------------------------------------------------------------
REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Group Variable Annuity Account and the Contracts. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, which contains additional Contract and Group Variable Annuity Account information, including financial statements, is available from the offices of the Group Variable Annuity Account at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Group Variable Annuity Account
       Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contracts
       Annuity Payments
       Auditors
       Financial Statements
       Appendix A--Calculation of Unit Values

                                    PART B

                      INFORMATION REQUIRED IN A STATEMENT

                          OF ADDITIONAL INFORMATION

                MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


Form N-4

Item Number        Caption in Statement of Additional Information

    15.            Cover Page

    16.            Table of Contents

    17.            Minnesota Mutual Group Variable Annuity Account

    18.            Not Applicable

    19.            Not Applicable

    20.            Distribution of Contracts

    21.            Performance Data

    22.            Annuity Payments

    23.            Financial Statements

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

Statement of Additional Information


The date of this document and the Prospectus is:  May 1, 1998



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Group Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Mutual at (612) 665-3500 after September 1, 1998, (651) 665-3500 or writing the Group Variable Annuity Account at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Separate Account

Trustees and Principal Management Officers of Minnesota Mutual

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

GROUP VARIABLE ANNUITY ACCOUNT

Minnesota Mutual Group Variable Annuity Account is a separate account of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"). The Group Variable Account is registered as a unit investment trust.


TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL



   TRUSTEES                      PRINCIPAL OCCUPATION



Giulio Agostini                    Senior Vice President, Finance and
                                   Administrative Services, Minnesota Mining and
                                   Manufacturing Company, Maplewood, Minnesota


Anthony L. Andersen                Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota (Adhesive
                                   Products) since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller
                                   Company



Leslie S. Biller                   President and Chief Operating Officer,
                                   Norwest Corporation, Minneapolis,
                                   Minnesota (Banking)



John F. Grundhofer                 President and Chief Executive Officer,
                                   U.S. Bancorp, Minneapolis, Minnesota
                                   (Banking)



Harold V. Haverty                  Retired since May 1995, prior thereto, for
                                   more than five years Chairman of the Board, President and Chief Executive Officer,
                                   Deluxe Corporation, Shoreview, Minnesota
                                   (Check Printing)


David S. Kidwell, Ph.D.            Dean and Professor of Finance, The Curtis L.
                                   Carlson School of Management, University of
                                   Minnesota


Reatha C. King, Ph.D.              President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota


Thomas E. Rohricht                 Member, Doherty, Rumble & Butler Professional
                                   Association, St. Paul, Minnesota (Attorneys)


Terry Tinson Saario, Ph.D.         Prior to March 1996, and for more than five
                                   years, President, Northwest Area Foundation,
                                   St. Paul, Minnesota (Private Regional
                                   Foundation)


Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, The Minnesota Mutual
                                   Life Insurance Company, since August 1995;
                                   prior thereto for more than five years Vice
                                   President and Actuary, The Minnesota Mutual
                                   Life Insurance Company

Michael E. Shannon                 Chairman, Chief Financial and
                                   Administrative Officer, Ecolab, Inc.,
                                   St. Paul, Minnesota, since August 1992,
                                   prior thereto President, Residential
                                   Services Group, Ecolab Inc., St. Paul,
                                   Minnesota from October 1990 to July 1992
                                   (Develops and Markets Cleaning and
                                   Sanitizing Products)


Frederick T. Weyerhaeuser          Chairman, Clearwater Investment Trust since
                                   May 1996, prior thereto for more than five years, Chairman, Clearwater Management
                                   Company, St. Paul, Minnesota (Financial
                                   Management)


PRINCIPAL OFFICERS (OTHER THAN TRUSTEES)


                NAME                           POSITION
          John F. Bruder             Senior Vice President

          Keith M. Campbell          Senior Vice President

          Frederick P. Feuerherm     Vice President

          Robert E. Hunstad          Executive Vice President

          James E. Johnson           Senior Vice President and Actuary

          Michael T. Kellett         Vice President

          Richard D. Lee             Vice President

          Dennis E. Prohofsky        Senior Vice President, General Counsel and
                                     Secretary

          Gregory S. Strong          Senior Vice President and Chief Financial Officer

          Terrence M. Sullivan       Senior Vice President

          Randy F. Wallake           Senior Vice President


All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.


                            DISTRIBUTION OF CONTRACTS


The Contracts will be continuously sold by Minnesota Mutual life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

                                   PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Group Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1997 were 4.04% and 4.12%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Mutual described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 6%).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charge.

The cumulative total return figures published by the Group Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Mutual's or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses described below.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the Group Variable Annuity Contract. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Mutual's or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses. Prior to January 1, 1986, the Series Fund incurred no expenses. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1997 under The Group Variable

Annuity Account. The figures in parenthesis show what the cumulative rates of return would have been had Minnesota Mutual or the Underlying Fund's management not absorbed Fund expenses as described below.


                                           From Inception         Date of
                                             To 12/31/97         Inception
                                        --------------------     ---------
Growth Sub-Account                       42.22%     (42.22%)     01/31/96

Asset Allocation Sub-Account             25.13%     (25.13%)     01/31/96

Index 500 Sub-Account                   109.44%    (109.44%)     09/01/94

Vanguard Long-Term Corporate
  Sub-Account                            39.96%     (39.96%)     09/01/94

Vanguard Wellington Sub-Account          80.10%     (80.10%)     09/01/94

Fidelity Contrafund Sub-Account          94.91%     (94.91%)     09/01/94

Scudder International Sub-Account        25.96%     (25.96%)     09/01/94

Janus Twenty Sub-Account                109.22%    (109.22%)     09/01/94

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Mutual has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Mutual voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of those Portfolios through April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Mutual has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. For the period subsequent to October 1, 1997, Minnesota Mutual has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value and Real Estate Securities Portfolios, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1997 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual or the Underlying Fund's management not absorbed Series Fund or Underlying Fund expenses as described above. These figures assume that the contracts described herein were issued at the inception of the Group Variable Annuity Contract. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1997 under the Group Variable Annuity Account.


                                                          Group Deferred Variable Annuity

                                      Year Ended            Five Years        Ten Years         From Inception        Date of
                                       12/31/97           Ended 12/31/97    Ended 12/31/97        to 12/31/97        Inception
                                      ----------          --------------    --------------        -----------        ---------
Growth Sub-Account                 25.48%   (25.48%)        N/A  (N/A)         N/A  (N/A)       17.60%  (17.60%)      01/31/96

Asset Allocation
  Sub-Account                      11.92%   (11.92%)        N/A  (N/A)         N/A  (N/A)       10.01%  (10.01%)      01/31/96

Index 500 Sub-Account              24.49%   (24.49%)        N/A  (N/A)         N/A  (N/A)       23.79%  (23.79%)      09/01/94

Vanguard Long-Term
  Corporate Sub-Account             7.04%    (7.04%)        N/A  (N/A)         N/A  (N/A)        9.71%   (9.71%)      09/01/94

Vanguard Wellington
  Sub-Account                      15.91%   (15.91%)        N/A  (N/A)         N/A  (N/A)       18.32%  (18.32%)      09/01/94

Fidelity Contrafund
  Sub-Account                      15.69%   (15.69%)        N/A  (N/A)         N/A  (N/A)       21.15%  (21.15%)      09/01/94

Scudder International
  Sub-Account                       1.56%    (1.56%)        N/A  (N/A)         N/A  (N/A)        6.29%   (6.29%)      09/01/94

Janus Twenty
  Sub-Account                      21.99%   (21.99%)        N/A  (N/A)         N/A  (N/A)       23.75%  (23.75%)      09/01/94


The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, these figures assume that the contracts described herein were issued at the inception of the corresponding Series Fund Portfolios or Underlying Fund. Thus the total returns reflect simulated performance under the Sub-Account of the contract assuming all purchase payments had been allocated to the Underlying Fund or Series Fund Portfolio, reduced for applicable expenses. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1997, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Mutual or the Underlying Fund's management not absorbed Series Fund or the Underlying Fund expenses as described above. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1997 under The Group Variable Annuity Account.

                                                  Year Ended               Five Years              Ten Years
                                                   12/31/97              Ended 12/31/97         Ended 12/31/97
                                                   --------              --------------         --------------
Growth Sub-Account                              32.09%  (32.09%)        14.15%  (14.15%)       14.09%  (14.09%)

Asset Allocation Sub-Account                    17.81%  (17.81%)        10.71%  (10.71%)       11.57%  (11.57%)

Index 500 Sub-Account                           31.05%  (31.05%)        18.24%  (18.24%)       16.15%  (16.15%)

Vanguard Long-Term Corporate Sub-Account        12.68%  (12.68%)         8.47%   (8.47%)        9.79%   (9.79%)

Vanguard Wellington Sub-Account                 22.01%  (22.01%)        15.33%  (15.33%)       13.53%  (13.53%)

Fidelity Contrafund Sub-Account                 21.78%  (21.78%)        18.47%  (18.47%)       21.80%  (21.80%)

Scudder International Sub-Account                6.90%   (6.90%)        11.83%  (11.83%)        9.55%   (9.55%)

Janus Twenty Sub-Account                        28.41%  (28.41%)        15.69%  (15.69%)       19.92%  (19.92%)


PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Mutual to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                   2T
                                AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Mutual may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  Minnesota Mutual calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

Minnesota Mutual expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of the Group Variable Annuity Account and the Consolidated Financial Statements of The Minnesota Mutual Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT





The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Group Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Growth, Advantus Money Market, Advantus Asset Allocation, Advantus Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account (the Account) as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in footnote
(6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements. Investments owned at December 31, 1997 were confirmed to us by the respective Sub-Account mutual fund group, or, for Advantus Series Fund, Inc. (formerly MIMLIC Series Fund, Inc.), verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Advantus Growth, Advantus Money Market, Advantus Asset Allocation, Advantus Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account at December 31, 1997 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 20, 1998

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                         STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1997



                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                          -----------------------------------------
                                                                                          ADVANTUS      ADVANTUS
                                                                             ADVANTUS       MONEY        ASSET
                                   ASSETS                                     GROWTH       MARKET      ALLOCATION
                                                                          -----------------------------------------
Investments in shares of underlying mutual funds:
  Advantus Series Fund, Inc.  - Growth Portfolio, 207,879 shares
    at net asset value of $2.40 per share (cost $464,319)................ $    498,869         -             -
  Advantus Series Fund, Inc.  - Money Market Portfolio, 2,676,998
    shares at net asset value of $1.00 per share (cost $2,676,998).......         -       2,676,998          -
  Advantus Series Fund, Inc.  - Asset Allocation Portfolio, 227,483
    shares at net asset value of $2.03 per share (cost $427,145) ........         -            -          461,444
  Advantus Series Fund, Inc. - Index 500 Portfolio, 5,224,680 shares
    at net asset value of $3.10 per share (cost $13,213,003) ............         -            -             -
  Vanguard Long-Term Corporate Portfolio, 475,327 shares
    at net asset value of $9.26 per share (cost $4,232,044) .............         -            -             -
  Vanguard/Wellington Fund, Inc., 988,264 shares at net asset
    value of $29.45 per share (cost $26,058,746) ........................         -            -             -
  Fidelity Contrafund, 1,104,015 shares at net asset
    value of $46.63 per share (cost $44,238,448) ........................         -            -             -
  Scudder International Fund, 164,584 shares at net asset value of
    $45.75 per share (cost $7,649,007) ..................................         -            -             -
  Janus Twenty Fund, 416,349 shares at net asset
    value of $30.99 per share (cost $12,961,697) ........................         -            -             -
                                                                          ------------  -----------   -----------
                                                                               498,869    2,676,998       461,444

Receivable for investments sold .........................................          844        3,158           394
Receivable from Minnesota Mutual for contract purchase payments .........        2,374          331         1,028
                                                                          ------------  -----------   -----------

    Total assets ........................................................      502,087    2,680,487       462,866
                                                                          ------------  -----------   -----------

                                LIABILITIES

Payable for investments purchased .......................................        2,374          331         1,028
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges..........................................          844        3,158           394
                                                                          ------------  -----------   -----------

    Total liabilities......................................................      3,218        3,489         1,422
                                                                          ------------  -----------   -----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS ................................ $    498,869    2,676,998       461,444
                                                                          ------------  -----------   -----------
                                                                          ------------  -----------   -----------

ACCUMULATION UNITS OUTSTANDING ..........................................      351,033    2,345,197       368,919
                                                                          ------------  -----------   -----------
                                                                          ------------  -----------   -----------

NET ASSET VALUE PER ACCUMULATION UNIT ................................... $       1.42         1.14          1.25
                                                                          ------------  -----------   -----------
                                                                          ------------  -----------   -----------


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                          -----------------------------------------
                                                                             ADVANTUS     VANGUARD
                                                                              INDEX       LONG-TERM     VANGUARD
                                   ASSETS                                      500        CORPORATE    WELLINGTON
                                                                          -----------------------------------------
Investments in shares of underlying mutual funds:
  Advantus Series Fund, Inc.  - Growth Portfolio, 207,879 shares
    at net asset value of $2.40 per share (cost $464,319)................         -            -             -
  Advantus Series Fund, Inc.  - Money Market Portfolio, 2,676,998
    shares at net asset value of $1.00 per share (cost $2,676,998).......         -            -             -
  Advantus Series Fund, Inc.  - Asset Allocation Portfolio, 227,483
    shares at net asset value of $2.03 per share (cost $427,145) ........         -            -             -
  Advantus Series Fund, Inc. - Index 500 Portfolio, 5,224,680 shares
    at net asset value of $3.10 per share (cost $13,213,003) ............   16,215,771         -             -
  Vanguard Long-Term Corporate Portfolio, 475,327 shares
    at net asset value of $9.26 per share (cost $4,232,044) .............         -       4,401,522          -
  Vanguard/Wellington Fund, Inc., 988,264 shares at net asset
    value of $29.45 per share (cost $26,058,746) ........................         -            -        29,104,366
  Fidelity Contrafund, 1,104,015 shares at net asset
    value of $46.63 per share (cost $44,238,448) ........................         -            -             -
  Scudder International Fund, 164,584 shares at net asset value of
    $45.75 per share (cost $7,649,007) ..................................         -            -             -
  Janus Twenty Fund, 416,349 shares at net asset
    value of $30.99 per share (cost $12,961,697) ........................         -            -             -
                                                                          ------------  -----------    -----------
                                                                            16,215,771    4,401,522     29,104,366


Receivable for investments sold .........................................          681       36,223         19,593
Receivable from Minnesota Mutual for contract purchase payments .........       31,966        5,571         11,392
                                                                          ------------  -----------    -----------

    Total assets ........................................................   16,248,418    4,443,316     29,135,351
                                                                          ------------  -----------    -----------

                                LIABILITIES

Payable for investments purchased .......................................       31,966        5,571         11,392
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges..........................................          681       36,223         19,593
                                                                          ------------  -----------    -----------

    Total liabilities....................................................       32,647       41,794         30,985
                                                                          ------------  -----------    -----------

NET ASSETS APPLICABLE TO CONTRACT OWNERS ................................   16,215,771    4,401,522     29,104,366
                                                                          ------------  -----------    -----------
                                                                          ------------  -----------    -----------

ACCUMULATION UNITS OUTSTANDING ..........................................    7,737,757    3,145,416     16,168,553
                                                                          ------------  -----------    -----------
                                                                          ------------  -----------    -----------

NET ASSET VALUE PER ACCUMULATION UNIT ...................................         2.09         1.41           1.80
                                                                          ------------  -----------    -----------
                                                                          ------------  -----------    -----------


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                          -----------------------------------------

                                                                             FIDELITY        SCUDDER        JANUS
                                   ASSETS                                    CONTRAFUND   INTERNATIONAL     TWENTY
                                                                          -----------------------------------------
Investments in shares of underlying mutual funds:
  Advantus Series Fund, Inc.  - Growth Portfolio, 207,879 shares
    at net asset value of $2.40 per share (cost $464,319)................          -             -              -
  Advantus Series Fund, Inc.  - Money Market Portfolio, 2,676,998
    shares at net asset value of $1.00 per share (cost $2,676,998).......          -             -              -
  Advantus Series Fund, Inc.  - Asset Allocation Portfolio, 227,483
    shares at net asset value of $2.03 per share (cost $427,145) ........          -             -              -
  Advantus Series Fund, Inc. - Index 500 Portfolio, 5,224,680 shares
    at net asset value of $3.10 per share (cost $13,213,003) ............          -             -              -
  Vanguard Long-Term Corporate Portfolio, 475,327 shares
    at net asset value of $9.26 per share (cost $4,232,044) .............          -             -              -
  Vanguard/Wellington Fund, Inc., 988,264 shares at net asset
    value of $29.45 per share (cost $26,058,746) ........................          -             -              -
  Fidelity Contrafund, 1,104,015 shares at net asset
    value of $46.63 per share (cost $44,238,448) ........................    51,480,240          -              -
  Scudder International Fund, 164,584 shares at net asset value of
    $45.75 per share (cost $7,649,007) ..................................          -         7,529,727          -
  Janus Twenty Fund, 416,349 shares at net asset
    value of $30.99 per share (cost $12,961,697) ........................          -             -        12,902,648
                                                                           ------------    -----------   -----------

                                                                             51,480,240      7,529,727    12,902,648

Receivable for investments sold .........................................        12,313          1,777        27,083
Receivable from Minnesota Mutual for contract purchase payments .........        27,831          3,987           577
                                                                           ------------    -----------   -----------

    Total assets ........................................................    51,520,384      7,535,491    12,930,308
                                                                           ------------    -----------   -----------

                                Liabilities

Payable for investments purchased .......................................        27,831          3,987           577
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges..........................................        12,313          1,777        27,083
                                                                           ------------    -----------   -----------

    Total liabilities....................................................        40,144          5,764        27,660
                                                                           ------------    -----------   -----------

NET ASSETS APPLICABLE TO CONTRACT OWNERS ................................    51,480,240      7,529,727    12,902,648
                                                                           ------------    -----------   -----------
                                                                           ------------    -----------   -----------

ACCUMULATION UNITS OUTSTANDING ..........................................    26,429,507      5,979,571     6,171,080
                                                                           ------------    -----------   -----------
                                                                           ------------    -----------   -----------

NET ASSET VALUE PER ACCUMULATION UNIT ...................................          1.95           1.26          2.09
                                                                           ------------    -----------   -----------
                                                                           ------------    -----------   -----------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997



                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                                 ADVANTUS        ADVANTUS
                                                                                 ADVANTUS         MONEY            ASSET
                                                                                  GROWTH          MARKET        ALLOCATION
                                                                              ------------      ----------      ----------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) .................................................... $      2,553         116,555        5,651
  Mortality and expense risk charges (note 3) ...............................       (2,995)        (19,690)      (2,442)
  Administrative charges (note 3) ...........................................         (529)         (3,475)        (431)
                                                                              ------------      ----------     --------
    Investment income (loss) - net ..........................................         (971)         93,390        2,778
                                                                              ------------      ----------     --------

Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) ....................................................       65,960               -       11,732
                                                                              ------------      ----------     --------

  Realized gains (losses) on sales of investments:
    Proceeds from sales .....................................................       17,028       6,489,490       21,059
    Cost of investments sold ................................................      (16,700)     (6,489,490)     (20,272)
                                                                              ------------      ----------     --------

                                                                                       328               -          787
                                                                              ------------      ----------     --------

    Net realized gains on investments .......................................       66,288               -       12,519
                                                                              ------------      ----------     --------

  Net change in unrealized appreciation or depreciation
    of investments ..........................................................       30,734               -       31,840
                                                                              ------------      ----------     --------

    Net gains on investments ................................................       97,022               -       44,359
                                                                              ------------      ----------     --------

Net increase in net assets resulting from operations ........................ $     96,051          93,390       47,137
                                                                              ------------      ----------     --------
                                                                              ------------      ----------     --------


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                 ADVANTUS      VANGUARD
                                                                                  INDEX        LONG-TERM      VANGUARD
                                                                                   500         CORPORATE     WELLINGTON
                                                                              ------------   ------------- --------------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) ....................................................     96,183        235,011       910,225
  Mortality and expense risk charges (note 3) ...............................    (92,140)       (30,779)     (183,473)
  Administrative charges (note 3) ...........................................    (16,260)        (5,432)      (32,378)
                                                                             -----------      ---------    ----------

    Investment income (loss) - net ..........................................    (12,217)       198,800       694,374
                                                                             -----------      ---------    ----------

Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) ....................................................    121,518         34,893     1,427,987
                                                                             -----------      ---------    ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales .....................................................  1,911,407        559,108       477,442
    Cost of investments sold ................................................ (1,615,098)      (547,376)     (417,897)
                                                                             -----------      ---------    ----------

                                                                                 296,309         11,732        59,545
                                                                             -----------      ---------    ----------

    Net realized gains on investments .......................................    417,827         46,625     1,487,532
                                                                             -----------      ---------    ----------

  Net change in unrealized appreciation or depreciation
    of investments ..........................................................  2,238,256        193,386     1,986,809
                                                                             -----------      ---------    ----------

    Net gains on investments ................................................  2,656,083        240,011     3,474,341
                                                                             -----------      ---------    ----------

Net increase in net assets resulting from operations ........................  2,643,866        438,811     4,168,715
                                                                             -----------      ---------    ----------
                                                                             -----------      ---------    ----------


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------

                                                                                 FIDELITY        SCUDDER          JANUS
                                                                                CONTRAFUND    INTERNATIONAL       TWENTY
                                                                              --------------  -------------     ----------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) ....................................................      352,907        36,262          557,930
  Mortality and expense risk charges (note 3) ...............................     (352,610)      (58,853)         (77,074)
  Administrative charges (note 3) ...........................................      (62,225)      (10,386)         (13,601)
                                                                             -------------    ----------       ----------

    Investment income (loss) - net ..........................................      (61,928)      (32,977)         467,255
                                                                             -------------    ----------       ----------

Realized and unrealized gains (losses) on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) ....................................................    4,410,373       784,666        1,080,855
                                                                             -------------    ----------       ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales .....................................................    1,126,281     1,353,688        1,038,753
    Cost of investments sold ................................................     (902,139)   (1,205,446)        (923,833)
                                                                             -------------    ----------       ----------

                                                                                   224,142       148,242          114,920
                                                                             -------------    ----------       ----------

    Net realized gains on investments .......................................    4,634,515       932,908        1,195,775
                                                                             -------------    ----------       ----------

  Net change in unrealized appreciation or depreciation
    of investments ..........................................................    3,372,088      (499,292)         199,816
                                                                             -------------    ----------       ----------

    Net gains on investments ................................................    8,006,603       433,616        1,395,591
                                                                             -------------    ----------       ----------

Net increase in net assets resulting from operations ........................    7,944,675       400,639        1,862,846
                                                                             -------------    ----------       ----------
                                                                             -------------    ----------       ----------



See accompanying notes to financial statements.

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                         STATEMENTS OF CHANGES IN NET ASSETS
                             YEAR ENDED DECEMBER 31, 1997




                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                                ADVANTUS       ADVANTUS
                                                                                 ADVANTUS         MONEY          ASSET
                                                                                  GROWTH         MARKET       ALLOCATION
                                                                              -------------    ----------    ------------
Operations:
  Investment income (loss) - net ............................................ $       (971)        93,390        2,778
  Net realized gains on investments .........................................       66,288         -            12,519
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................       30,734         -            31,840
                                                                              ------------     ----------    ---------

Net increase  in net assets resulting from operations .......................       96,051         93,390       47,137
                                                                              ------------     ----------    ---------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................      269,788      7,211,487      358,496
  Contract terminations, withdrawals and charges ............................      (13,504)    (6,466,325)     (18,186)
                                                                              ------------     ----------    ---------

Increase in net assets from contract transactions ...........................      256,284        745,162      340,310
                                                                              ------------     ----------    ---------

Increase in net assets ......................................................      352,335        838,552      387,447

Net assets at the beginning of year..........................................      146,534      1,838,446       73,997
                                                                              ------------     ----------    ---------

Net assets at the end of year ............................................... $    498,869      2,676,998      461,444
                                                                              ------------     ----------    ---------
                                                                              ------------     ----------    ---------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                  ADVANTUS      VANGUARD
                                                                                   INDEX        LONG-TERM     VANGUARD
                                                                                    500         CORPORATE    WELLINGTON
                                                                              -------------    -----------  -------------
Operations:
  Investment income (loss) - net ............................................     (12,217)       198,800       694,374
  Net realized gains on investments .........................................     417,827         46,625     1,487,532
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................   2,238,256        193,386     1,986,809
                                                                              -----------      ---------    ----------

Net increase  in net assets resulting from operations .......................   2,643,866        438,811     4,168,715
                                                                              -----------      ---------    ----------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................   9,287,000      2,153,993    12,508,116
  Contract terminations, withdrawals and charges ............................  (1,803,007)      (923,357)   (1,694,344)
                                                                              -----------      ---------    ----------

Increase in net assets from contract transactions ...........................   7,483,993      1,230,636    10,813,772
                                                                              -----------      ---------    ----------

Increase in net assets ......................................................  10,127,859      1,669,447    14,982,487

Net assets at the beginning of year..........................................   6,087,912      2,732,075    14,121,879
                                                                              -----------      ---------    ----------

Net assets at the end of year ...............................................  16,215,771      4,401,522    29,104,366
                                                                              -----------      ---------    ----------
                                                                              -----------      ---------    ----------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------

                                                                                  FIDELITY        SCUDDER        JANUS
                                                                                 CONTRAFUND    INTERNATIONAL     TWENTY
                                                                              --------------  --------------- -----------

Operations:
  Investment income (loss) - net ............................................       (61,928)      (32,977)       467,255
  Net realized gains on investments .........................................     4,634,515       932,908      1,195,775
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................     3,372,088      (499,292)       199,816
                                                                                -----------    ----------     ----------

Net increase  in net assets resulting from operations .......................     7,944,675       400,639      1,862,846
                                                                                -----------    ----------     ----------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................    17,971,991     3,449,836      8,858,797
  Contract terminations, withdrawals and charges ............................    (4,248,421)   (1,944,093)    (2,527,943)
                                                                                -----------    ----------     ----------

Increase in net assets from contract transactions ...........................    13,723,570     1,505,743      6,330,854
                                                                                -----------    ----------     ----------

Increase in net assets ......................................................    21,668,245     1,906,382      8,193,700

Net assets at the beginning of year..........................................    29,811,995     5,623,345      4,708,948
                                                                                -----------    ----------     ----------

Net assets at the end of year ...............................................    51,480,240     7,529,727     12,902,648
                                                                                -----------    ----------     ----------
                                                                                -----------    ----------     ----------



See accompanying notes to financial statements.

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                         STATEMENTS OF CHANGES IN NET ASSETS
                             YEAR ENDED DECEMBER 31, 1996



                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                                ADVANTUS       ADVANTUS
                                                                                 ADVANTUS         MONEY          ASSET
                                                                                  GROWTH         MARKET       ALLOCATION
                                                                              --------------   ----------    -------------
Operations:
  Investment income (loss) - net ............................................ $       (315)       42,154         (178)
  Net realized gains on investments .........................................           71             -           16
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................        3,816             -        2,459
                                                                              ------------    ----------     --------

Net increase  in net assets resulting from operations .......................        3,572        42,154        2,297
                                                                              ------------    ----------     --------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................      144,424     4,696,233       72,171
  Contract terminations, withdrawals and charges ............................       (1,462)   (3,757,202)        (471)
                                                                              ------------    ----------     --------

Increase in net assets from contract transactions ...........................      142,962       939,031       71,700
                                                                              ------------    ----------     --------

Increase in net assets ......................................................      146,534       981,185       73,997

Net assets at the beginning of year..........................................            -       857,261            -
                                                                              ------------    ----------     --------

Net assets at the end of year................................................ $    146,534     1,838,446       73,997
                                                                              ------------    ----------     --------
                                                                              ------------    ----------     --------


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                 ADVANTUS      VANGUARD
                                                                                  INDEX        LONG-TERM      VANGUARD
                                                                                   500         CORPORATE     WELLINGTON
                                                                                ----------    -----------   ------------

Operations:
  Investment income (loss) - net ............................................      2,168        124,753       344,718
  Net realized gains on investments .........................................    130,890         48,734       587,709
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................    568,849       (116,339)      482,836
                                                                               ---------      ---------    ----------

Net increase  in net assets resulting from operations .......................    701,907         57,148     1,415,263
                                                                               ---------      ---------    ----------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................  4,785,759      1,953,546     8,416,427
  Contract terminations, withdrawals and charges ............................ (1,060,885)      (762,893)     (968,102)
                                                                               ---------      ---------    ----------

Increase in net assets from contract transactions ...........................  3,724,874      1,190,653     7,448,325
                                                                               ---------      ---------    ----------

Increase in net assets ......................................................  4,426,781      1,247,801     8,863,588


Net assets at the beginning of year..........................................  1,661,131      1,484,274     5,258,291
                                                                               ---------      ---------    ----------

Net assets at the end of year................................................  6,087,912      2,732,075    14,121,879
                                                                               ---------      ---------    ----------
                                                                               ---------      ---------    ----------


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             ----------------------------------------

                                                                                FIDELITY        SCUDDER       JANUS
                                                                               CONTRAFUND    INTERNATIONAL    TWENTY
                                                                             --------------  -------------  ---------

Operations:
  Investment income (loss) - net ............................................      32,079        99,850       363,009
  Net realized gains on investments .........................................   1,906,915       173,064       448,252
  Net change in unrealized appreciation or depreciation
    of investments ..........................................................   2,320,829       290,641      (203,397)
                                                                               ----------    ----------    ----------

Net increase  in net assets resulting from operations .......................   4,259,823       563,555       607,864
                                                                               ----------    ----------    ----------

Contract transactions (notes 3, 4 and 5):
  Contract purchase payments ................................................  13,563,785     2,946,298     4,060,942
  Contract terminations, withdrawals and charges ............................  (2,871,293)   (1,015,404)   (1,236,955)
                                                                               ----------    ----------    ----------

Increase in net assets from contract transactions ...........................  10,692,492     1,930,894     2,823,987
                                                                               ----------    ----------    ----------

Increase in net assets ......................................................  14,952,315     2,494,449     3,431,851

Net assets at the beginning of year..........................................  14,859,680     3,128,896     1,277,097
                                                                               ----------    ----------    ----------

Net assets at the end of year................................................  29,811,995     5,623,345     4,708,948
                                                                               ----------    ----------    ----------
                                                                               ----------    ----------    ----------



See accompanying notes to financial statements.

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Mutual Group Variable Annuity Account (the Account) was established on June 14, 1993 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations September 2, 1994.
     The Account currently has nineteen segregated sub-accounts to which variable annuity contract owners may allocate their purchase payments.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity purchase payments to one or more of the nineteen segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. (formerly MIMLIC Series Fund, Inc.) or in shares of other registered investment companies or portfolios (Underlying Funds). Payments allocated to the Advantus Growth, Advantus Bond, Advantus Money Market, Advantus Asset Allocation, Advantus Mortgage Securities, Advantus Index 500, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company, Advantus Maturing Government Bond 1998, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus Value Stock, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of the Advantus Series Fund, Inc., Long-Term Corporate Portfolio of the Vanguard Fixed Income Securities Fund, Inc., Vanguard/Wellington Fund, Inc., Fidelity Contrafund, Scudder International Fund and Janus Twenty Fund, respectively. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. As of December 31, 1997, no contract owners have elected to allocate payments to the Advantus Bond, Advantus Mortgage Securities, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company, Advantus Maturing Government Bond 1998, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010 and Advantus Value Stock segregated sub-accounts.

     Ascend Financial Service, Inc. (formerly MIMLIC Sales Corporation) acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

     INVESTMENTS IN UNDERLYING FUNDS

     Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3)  MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES

     The mortality and expense risk charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .85 percent of the average daily net assets of the Account. Under certain conditions, the mortality and expense risk charge may be increased to 1.25 percent of the average daily net assets of the Account.

     The contract administrative charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the contract administrative charge may be increased to not more than .40 percent of the average daily net assets of the Account.

     A contingent deferred sales charge may be imposed on a contract owner during the first six years if a contract's accumulation value is reduced by withdrawal or surrender. This sales charge is currently being waived by Minnesota Mutual.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows for the year ended December 31, 1997:


     Growth Portfolio of the Advantus Series Fund, Inc.  . . . . . . . . . . . . . . . . . . .   $   338,301
     Money Market Portfolio of the Advantus Series Fund, Inc.  . . . . . . . . . . . . . . . .     7,328,042
     Asset Allocation Portfolio of the Advantus Series Fund, Inc.  . . . . . . . . . . . . . .       375,879
     Index 500 Portfolio of the Advantus Series Fund, Inc. . . . . . . . . . . . . . . . . . .     9,504,701
     Long-Term Corporate Portfolio of the Vanguard Fixed Income Securities Fund, Inc.  . . . .     2,056,951
     Vanguard/Wellington Fund, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13,413,576
     Fidelity Contrafund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19,198,296
     Scudder International Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,611,120
     Janus Twenty Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8,917,717

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 1997 and 1996 were as follows:


                                                               SEGREGATED SUB-ACCOUNTS
                                                -----------------------------------------------------
                                                              ADVANTUS     ADVANTUS        ADVANTUS
                                                 ADVANTUS       MONEY        ASSET           INDEX
                                                  GROWTH       MARKET     ALLOCATION          500
                                                ----------   ----------  ------------     -----------
    Units outstanding at
     December 31, 1995 ........................        -         812,075         -         1,252,482
      Contract purchase payments ..............    137,557     4,346,833      70,145       3,278,878
      Deductions for contract terminations
       and withdrawal payments ................     (1,359)   (3,482,472)       (461)       (720,064)
                                                ----------   -----------  ----------      ----------

    Units outstanding at
     December 31, 1996 ........................    136,198     1,676,436      69,684       3,811,296
      Contract purchase payments ..............    224,928     6,433,808     314,845       4,916,196
      Deductions for contract terminations
       and withdrawal payments ................    (10,093)   (5,765,047)    (15,610)       (989,735)
                                                ----------   -----------  ----------      ----------

    Units outstanding at
     December 31, 1997.........................    351,033     2,345,197     368,919       7,737,757
                                                ----------   -----------  ----------      ----------
                                                ----------   -----------  ----------      ----------

                                                       SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------
                                     VANGUARD
                                    LONG-TERM    VANGUARD     FIDELITY       SCUDDER          JANUS
                                    CORPORATE   WELLINGTON   CONTRAFUND   INTERNATIONAL       TWENTY
                                   ----------- ------------ ------------  -------------    ----------
    Units outstanding at
     December 31, 1995 ...........   1,202,743   4,097,086    11,232,337   3,011,428         990,111
      Contract purchase
       payments ..................   1,631,680   6,194,350     9,383,519   2,682,525       2,722,397
      Deductions for contract
       terminations and
       withdrawal payments .......    (634,539)   (719,519)   (1,977,849)   (919,947)       (820,533)
                                    ----------  ----------    ----------  ----------      ----------
    Units outstanding at
     December 31, 1996 ...........   2,199,884   9,571,917    18,638,007   4,774,006       2,891,975
      Contract purchase
       payments ..................   1,653,580   7,626,554    10,165,734   2,747,637       4,576,276
      Deductions for contract
       terminations and
       withdrawal payments .......    (708,048) (1,029,918)   (2,374,234) (1,542,072)     (1,297,171)
                                    ----------  ----------    ----------  ----------      ----------

    Units outstanding at
     December 31, 1997............   3,145,416  16,168,553    26,429,507   5,979,571       6,171,080
                                    ----------  ----------    ----------  ----------      ----------
                                    ----------  ----------    ----------  ----------      ----------

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the years ended December 31, 1997, 1996 and 1995 and the period from September 2, 1994, commencement of operations, to December 31, 1994 (years ended December 31, 1997 and 1996 for Advantus Growth and Advantus Asset Allocation):




                                                        ADVANTUS GROWTH                          ADVANTUS MONEY MARKET
                                                    -----------------------     ---------------------------------------------------
                                                       1997         1996           1997          1996          1995         1994
                                                    ---------    ----------     ----------    ----------    ----------   ----------
    Unit value, beginning of period ...............$   1.08         1.00           1.10          1.06          1.01         1.00
                                                    ---------    ----------     ----------    ----------    ----------   ----------

    Income from investment operations:

     Net investment income (loss) .................    (.01)           -            .04           .04           .04          .01
     Net gains or losses on securities
      (both realized and unrealized) ..............     .35          .08              -             -           .01            -
                                                    ---------    ----------     ----------    ----------    ----------   ----------

      Total from investment
       operations..................................     .34          .08            .04           .04           .05          .01
                                                    ---------    ----------     ----------    ----------    ----------   ----------

    Unit value, end of period .....................$   1.42         1.08           1.14          1.10          1.06         1.01
                                                    ---------    ----------     ----------    ----------    ----------   ----------
                                                    ---------    ----------     ----------    ----------    ----------   ----------


                                                            ADVANTUS
                                                       ASSET ALLOCATION                            ADVANTUS INDEX 500
                                                    -----------------------     ---------------------------------------------------
                                                       1997         1996           1997          1996          1995         1994
                                                    ---------    ----------     ----------    ----------    ----------   ----------
    Unit value, beginning of period ...............$   1.06         1.00           1.60          1.33           .98         1.00
                                                    ---------    ----------     ----------    ----------    ----------   ----------

    Income (loss) from investment operations:

     Net investment income (loss) .................     .01         (.01)          (.01)            -             -            -
     Net gains or losses on securities
      (both realized and unrealized) ..............     .18          .07            .50           .27           .35         (.02)
                                                    ---------    ----------     ----------    ----------    ----------   ----------

      Total from investment
       operations .................................     .19          .06            .49           .27           .35         (.02)
                                                    ---------    ----------     ----------    ----------    ----------   ----------

    Unit value, end of period .....................$   1.25         1.06           2.09          1.60          1.33          .98
                                                    ---------    ----------     ----------    ----------    ----------   ----------
                                                    ---------    ----------     ----------    ----------    ----------   ----------

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                                                     VANGUARD LONG-TERM CORPORATE                    VANGUARD WELLINGTON
                                             ------------------------------------------- -------------------------------------------
                                                1997       1996       1995       1994       1997       1996       1995       1994
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   Unit value, beginning of period .........$   1.24       1.23        .99       1.00       1.48       1.28        .98       1.00
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

   Income (loss) from investment operations:

    Net investment income (loss) ...........     .08        .07        .06        .02        .05        .05        .05        .02
    Net gains or losses on securities
     (both realized and unrealized) ........     .09       (.06)       .18       (.03)       .27        .15        .25       (.04)
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

     Total from investment
     operations ............................     .17        .01        .24       (.01)       .32        .20        .30       (.02)
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

   Unit value, end of period ...............$   1.41       1.24       1.23        .99       1.80       1.48       1.28        .98
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                          FIDELITY CONTRAFUND                      SCUDDER INTERNATIONAL
                                             ------------------------------------------- -------------------------------------------
                                                1997       1996       1995       1994       1997       1996       1995       1994
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   Unit value, beginning of period .........    1.60       1.32        .98       1.00       1.18       1.04        .93       1.00
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

   Income (loss) from investment operations:

    Net investment income (loss) ...........       -          -       (.01)         -       (.01)       .03          -       (.01)
    Net gains or losses on securities
     (both realized and unrealized) ........     .35        .28        .35       (.02)       .09        .11        .11       (.06)
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

     Total from investment
     operations ............................     .35        .28        .34       (.02)       .08        .14        .11       (.07)
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

   Unit value, end of period ...............    1.95       1.60       1.32        .98       1.26       1.18       1.04        .93
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                             ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT




(6)  FINANCIAL HIGHLIGHTS - CONTINUED



                                                                         JANUS TWENTY
                                                            --------------------------------------
                                                              1997      1996      1995      1994
                                                            --------  --------   -------  --------
    Unit value, beginning of period .......................$  1.63      1.29       .96      1.00
                                                            --------  --------   -------  --------
    Income (loss) from investment operations:

     Net investment income (loss) .........................    .10       .20       .13         -
     Net gains or losses on securities
      (both realized and unrealized) ......................    .36       .14       .20      (.04)
                                                            --------  --------   -------  --------

      Total from investment
       operations .........................................    .46       .34       .33      (.04)
                                                            --------  --------   -------  --------

    Unit value, end of period .............................$  2.09      1.63      1.29       .96
                                                            --------  --------   -------  --------
                                                            --------  --------   -------  --------

                                   APPENDIX A

Calculation of Accumulation Unit Values

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Index 500 Sub-Account on the immediately preceding valuation period was $1.000000. Assume the following about the Series Fund Index 500 Portfolio:
(a) the net asset value per share of the Index 500 Portfolio was $1.394438 at the end of the current valuation period; (2) the Index 500 Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Index 500 Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.003300 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Index 500 Sub-Account expenses from the gross investment rate. Total Index 500 Sub-Account expenses of .000040 is equal to .000034 for mortality and risk expense charge (the daily equivalent of .85% assuming 252 valuation dates per year) plus .000006 for contract administrative charge (the daily equivalent of .15% assuming 252 valuation dates per year). The net investment rate equals 1.003269 (1.003309 minus .000040).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($1.00000) multiplied by the net investment factor for the current valuation period (1.003269), which produces $1.003269.

Calculation of Annuity Unit Values and Variable Annuity Payment

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than six years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .996338 to neutralize the assumed investment rate of 4.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005002. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.105502.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.105502), which produces a second monthly annuity payment of $227.80.

 INDEPENDENT AUDITORS' REPORT
The Board of Trustees
The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ending December 31, 1997 in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                             KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 9, 1998

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1997 AND 1996

                                     ASSETS

                                                        1997        1996
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,518,807 and $4,558,975)                        $ 4,719,801 $ 4,674,082
  Held-to-maturity, at amortized cost (fair value
   $1,158,227 and $1,179,112)                          1,088,312   1,125,638
Equity securities, at fair value (cost $537,441 and
 $429,509)                                               686,638     549,797
Mortgage loans, net                                      661,337     608,808
Real estate, net                                          39,964      43,082
Policy loans                                             213,488     204,178
Short-term investments                                   112,352     126,372
Other invested assets                                    216,838      94,647
                                                     ----------- -----------
  Total investments                                    7,738,730   7,426,604
Cash                                                      96,179      57,140
Finance receivables, net                                 211,794     259,192
Deferred policy acquisition costs                        576,030     589,517
Accrued investment income                                 83,439      90,996
Premiums receivable                                       68,030      77,140
Property and equipment, net                               58,123      55,050
Reinsurance recoverables                                 150,126     126,629
Other assets                                              52,852      54,798
Separate account assets                                5,366,810   3,706,256
                                                     ----------- -----------
    Total assets                                     $14,402,113 $12,443,322
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,275,221 $ 4,310,015
  Future policy and contract benefits                  1,687,529   1,638,720
  Pending policy and contract claims                      64,356      70,577
  Other policyowner funds                                416,752     396,848
  Policyowner dividends payable                           55,321      49,899
  Unearned premiums and fees                             202,070     207,111
  Federal income tax liability:
    Current                                               45,300      25,643
    Deferred                                             166,057     149,665
  Other liabilities                                      334,305     286,042
  Notes payable                                          298,000     319,000
  Separate account liabilities                         5,320,517   3,691,374
                                                     ----------- -----------
    Total liabilities                                $12,865,428 $11,144,894
                                                     =========== ===========
Policyowners' surplus:
  Unassigned surplus                                   1,380,012   1,190,116
  Net unrealized investment gains                        156,673     108,312
                                                     ----------- -----------
   Total policyowners' surplus                         1,536,685   1,298,428
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $14,402,113 $12,443,322
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                            STATEMENTS OF OPERATIONS

                                             1997        1996        1995
                                          ----------  ----------  ----------
                                                   (IN THOUSANDS)
Revenues:
  Premiums                                $  615,253  $  612,359  $  603,770
  Policy and contract fees                   272,037     245,966     214,203
  Net investment income                      553,773     530,987     515,047
  Net realized investment gains              114,367      55,574      62,292
  Finance charge income                       43,650      46,932      39,937
  Other income                                71,707      51,630      40,250
                                          ----------  ----------  ----------
    Total revenues                         1,670,787   1,543,448   1,475,499
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyowner benefits                       515,873     541,520     517,771
  Interest credited to policies and con-
   tracts                                    298,033     288,967     297,145
  General operating expenses                 369,961     302,618     273,425
  Commissions                                114,404     103,370      93,465
  Administrative and sponsorship fees         81,750      79,360      76,223
  Dividends to policyowners                   26,776      24,804      27,282
  Interest on notes payable                   24,192      22,798      11,128
  Increase in deferred policy acquisi-
   tion costs                                (26,878)    (19,284)    (34,173)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,404,111   1,344,153   1,262,266
                                          ----------  ----------  ----------
     Income from operations before taxes     266,676     199,295     213,233
  Federal income tax expense (benefit):
    Current                                   84,612      68,033      71,379
    Deferred                                  (7,832)        744      11,995
                                          ----------  ----------  ----------
     Total federal income tax expense         76,780      68,777      83,374
      Net income                          $  189,896  $  130,518  $  129,859
                                          ==========  ==========  ==========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,298,428  $1,212,850  $  874,577
  Net income                                 189,896     130,518     129,859
  Change in net unrealized investment
   gains and losses                           48,361     (44,940)    208,414
                                          ----------  ----------  ----------
Policyowners' surplus, end of year        $1,536,685  $1,298,428  $1,212,850
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                                            1997         1996         1995
                                         -----------  -----------  -----------
                                                   (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income                               $   189,896  $   130,518  $   129,859
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         276,719      275,968      288,218
  Fees deducted from policy and con-
   tract balances                           (214,803)    (206,780)    (201,575)
  Change in future policy benefits            76,358       84,389      100,025
  Change in other policyowner liabili-
   ties                                        7,597       16,099       (4,762)
  Change in deferred policy acquisition
   costs                                     (19,430)     (15,312)     (29,822)
  Change in premiums due and other re-
   ceivables                                  (9,280)     (26,142)     (18,039)
  Change in federal income tax liabili-
   ties                                        5,277      (12,055)      18,376
  Net realized investment gains             (123,016)     (59,546)     (66,643)
  Other, net                                   8,760       29,987       36,561
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                198,078      217,126      252,198
                                         -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,099,114      877,682    1,349,348
  Equity securities                          601,936      352,901      203,493
  Mortgage loans                                 --        15,567        4,315
  Real estate                                  9,279       11,678       15,948
  Other invested assets                       26,877       12,280       10,775
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  403,829      329,550      253,576
  Fixed maturity securities, held-to-
   maturity                                  139,394      114,222      127,617
  Mortgage loans                             109,246       94,703      104,730
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (1,498,048)  (1,228,048)  (1,975,130)
  Fixed maturity securities, held-to-
   maturity                                  (82,835)     (60,612)    (140,763)
  Equity securities                         (585,349)    (446,599)    (212,142)
  Mortgage loans                            (157,247)    (108,691)    (209,399)
  Real estate                                 (3,908)      (3,786)     (16,554)
  Other invested assets                      (55,988)     (29,271)     (20,517)
Finance receivable originations or pur-
 chases                                     (115,248)    (175,876)    (167,298)
Finance receivable principal payments        133,762      142,723      123,515
Other, net                                   (88,626)     (40,062)     (19,292)
                                         -----------  -----------  -----------
    Net cash used for investing activi-
     ties                                    (63,812)    (141,639)    (567,778)
                                         -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insur-
 ance contracts                              928,696      657,405      710,525
Withdrawals from annuity and insurance
 contracts                                (1,013,588)    (702,681)    (563,569)
Proceeds from issuance of surplus notes          --           --       124,967
Proceeds from issuance of debt by sub-
 sidiary                                         --        60,000       50,000
Payments on debt by subsidiary               (21,000)     (21,000)     (10,000)
Other, net                                    (3,355)      (6,898)      (3,801)
                                         -----------  -----------  -----------
    Net cash provided by (used for) fi-
     nancing activities                     (109,247)     (13,174)     308,122
                                         -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                       25,019       62,313       (7,458)
Cash and short-term investments, begin-
 ning of year                                183,512      121,199      128,657
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   208,531  $   183,512  $   121,199
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues in 1997 for these business units were $854,192,000, $284,222,000, $232,619,000 and $114,324,000, respectively. Additional revenues of $185,430,000, were reported by the Company's subsidiaries.
  At December 31, 1997, the Company was one of the 12 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.
  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred acquisition costs amortized were $128,176,000, $125,978,000 and $104,940,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1997 and 1996, was $6,269,000 and $5,968,000, respectively.
  Policy loans are carried at the unpaid principal balance.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August of 1997.
  The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses were recognized in income. The Company realized a loss of approximately $31 million in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. These contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1997.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $90,926,000 and $81,962,000 at December 31, 1997 and 1996, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1997, 1996 and 1995, were $8,965,000, $6,454,000 and $5,941,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyowners and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $46,293,000 and $14,882,000 as of December 31, 1997 and 1996, respectively.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policyowner Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors, and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1996 and 1995 financial statement balances have been reclassified to conform with the 1997 presentation.

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1997      1996      1995
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $457,391  $433,985  $426,114
Equity securities            16,182    14,275     8,883
Mortgage loans               55,929    63,865    58,943
Real estate                    (407)     (475)      497
Policy loans                 15,231    13,828    12,821
Short-term investments        6,995     6,535     6,716
Other invested assets         3,871     4,901     5,168
                           --------  --------  --------
  Gross investment income   555,192   536,914   519,142
Investment expenses          (1,419)   (5,927)   (4,095)
                           --------  --------  --------
    Total                  $553,773  $530,987  $515,047
                           ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                             1997    1996     1995
                           -------- -------  -------
                                (IN THOUSANDS)
Fixed maturity securities  $  3,711 $(6,536) $24,025
Equity securities            92,765  57,770   36,374
Mortgage loans                2,011    (721)    (207)
Real estate                   1,598   7,088    2,436
Other invested assets        14,282  (2,027)    (336)
                           -------- -------  -------
    Total                  $114,367 $55,574  $62,292
                           ======== =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1997      1996      1995
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 18,804  $ 19,750  $ 34,898
  Gross realized losses                          (15,093)  (26,286)  (10,873)
Equity securities:
  Gross realized gains                           151,200    79,982    52,670
  Gross realized losses                          (27,672)  (22,212)  (16,296)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1997       1996
                                                 ---------  --------
                                                   (IN THOUSANDS)
Gross unrealized gains                           $ 472,671  $314,576
Gross unrealized losses                           (118,863)  (77,337)
Adjustment to deferred acquisition costs          (100,299)  (65,260)
Adjustment to unearned policy and contract fees    (13,087)   (8,192)
Deferred federal income taxes                      (83,749)  (55,475)
                                                 ---------  --------
  Net unrealized gains                           $ 156,673  $108,312
                                                 =========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               GROSS UNREALIZED
                                    AMORTIZED  -----------------    FAIR
                                       COST     GAINS    LOSSES    VALUE
                                    ---------- -------- -------- ----------
                                                (IN THOUSANDS)
DECEMBER 31, 1997
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities--unaffiliated      421,672  134,558   14,575    541,655
  Equity securities--affiliated        115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  302,820 $  2,397 $  6,756 $  298,461
  State, municipalities, and polit-
   ical subdivisions                    11,296      759      --      12,055
  Foreign governments                    1,926      --        54      1,872
  Corporate securities               2,450,126  115,846   19,554  2,546,418
  Mortgage-backed securities         1,792,807   64,834   42,365  1,815,276
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,558,975  183,836   68,729  4,674,082
  Equity securities--unaffiliated      353,983  107,172    5,168    455,987
  Equity securities--affiliated         75,526   18,284      --      93,810
                                    ---------- -------- -------- ----------
    Total equity securities            429,509  125,456    5,168    549,797
                                    ---------- -------- -------- ----------
      Total available-for-sale       4,988,484  309,292   73,897  5,223,879
Held-to maturity:
  Corporate securities                 904,994   50,187    3,130    952,051
  Mortgage-backed securities           220,644    7,833    1,416    227,061
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,125,638   58,020    4,546  1,179,112
                                    ---------- -------- -------- ----------
      Total                         $6,114,122 $367,312 $ 78,443 $6,402,991
                                    ========== ======== ======== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   47,387 $   44,198 $    2,982 $    3,004
Due after one year through five
 years                               335,383    354,936    120,846    124,461
Due after five years through ten
 years                             1,355,665  1,416,149    317,689    337,322
Due after ten years                  925,853    992,210    451,890    487,718
                                  ---------- ---------- ---------- ----------
                                   2,664,288  2,807,493    893,407    952,505
Mortgage-backed securities         1,854,519  1,912,308    194,905    205,722
                                  ---------- ---------- ---------- ----------
  Total                           $4,518,807 $4,719,801 $1,088,312 $1,158,227
                                  ========== ========== ========== ==========

  At December 31, 1997 and 1996, bonds and certificates of deposit with a carrying value of $8,000,000 and $12,934,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investment are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1997    1996
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,500 $ 1,895
Foreclosed real estate      --      535
Investment real estate    2,248   2,529
                        ------- -------
  Total                 $ 3,748 $ 4,959
                        ======= =======

  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000 and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1997 and 1996.
  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1997    1996    1995
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,895  $1,711  $2,449
Provision for credit losses      --      381     127
Charge-offs                     (395)   (197)   (865)
                              ------  ------  ------
  Balance at end of year      $1,500  $1,895  $1,711
                              ======  ======  ======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1997   1996   1995
                                                         ------ ------ -------
                                                            (IN THOUSANDS)
Average impaired mortgage loans                          $3,268 $9,375 $15,845
Interest income on impaired mortgage loans--contractual     556  1,796   1,590
Interest income on impaired mortgage loans--collected       554  1,742   1,515

(4) NOTES RECEIVABLE

In connection with the Company's planned construction of an additional home office facility in St. Paul, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of Saint Paul, Minnesota (HRA) in November, 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1997 HRA has drawn $286,775 on this loan contingency agreement and accrued interest of $1,374.

(5) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1997      1996
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $183,424  $204,038
Retail installment notes               20,373    30,843
Retail revolving credit                25,426    24,863
Credit card receivables                   --      3,541
Accrued interest                        3,116     3,404
                                     --------  --------
 Gross receivables                   $232,339  $266,689
Allowance for uncollectible amounts   (20,545)   (7,497)
                                     --------  --------
  Finance receivables, net           $211,794  $259,192
                                     ========  ========

  Direct installment loans at December 31, 1997 consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,00 of interest-bearing loans. As of December 31, 1996, discount basis loans amounted to $93,127,000 and interest-bearing loans amounted to $110,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $65 million and $69 million of real estate secured loans at December 31, 1997 and 1996, respectively. Revolving credit loans included approximately $24 million and $23 million of real estate secured loans at December 31, 1997 and 1996, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $90,940,000, $92,438,000 and $75,865,000 and the percentage of these cash collections to the average net balances were 47%, 48%, and 47% for the years ended December 31, 1997, 1996 and 1995, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) NET FINANCE RECEIVABLES (CONTINUED)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                                1997      1996     1995
                              --------  --------  -------
                                   (IN THOUSANDS)
Balance at beginning of year  $  7,497  $  6,377  $ 5,360
Provision for credit losses     28,206    10,086    6,140
Charge-offs                    (17,869)  (11,036)  (6,585)
Recoveries                       2,711     2,070    1,462
                              --------  --------  -------
  Balance at end of year      $ 20,545  $  7,497  $ 6,377
                              ========  ========  =======

  At December 31, 1997, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1997 and the related allowance for credit losses was as follows:

                                     INSTALLMENT REVOLVING
                                        LOANS     CREDIT   TOTAL
                                     ----------- --------- ------
                                            (IN THOUSANDS)
Balances at December 31, 1997          $7,723     14,492   22,215
Related allowance for credit losses    $4,200      7,772   11,972

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1997. The average balances of impaired loans during the year ended December 31, 1997 was $7,397,000 and $12,793,000, respectively, for installment basis and revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1997.

(6) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1997     1996     1995
                                                 -------  -------  -------
                                                     (IN THOUSANDS)
Computed tax expense                             $93,337  $69,753  $74,631
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (5,573)  (2,534)  (1,710)
  Special tax on mutual life insurance companies   3,341    2,760   10,134
  MF&C sale                                       (4,408)     --       --
  Foundation gain                                 (4,042)  (1,260)    (540)
  Tax credits                                     (3,600)  (3,475)  (1,840)
  Expense adjustments and other                   (2,275)   3,533    2,699
                                                 -------  -------  -------
    Total tax expense                            $76,780  $68,777  $83,374
                                                 =======  =======  =======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) INCOME TAXES (CONTINUED)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1997     1996
                                                      -------- --------
                                                       (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 14,374 $ 15,854
  Unearned fee income                                   49,274   43,232
  Pension and post-retirement benefits                  23,434   21,815
  Tax deferred policy acquisition costs                 73,134   58,732
  Net realized capital losses                            9,609    8,275
  Other                                                 20,524   19,229
                                                      -------- --------
    Gross deferred tax assets                          190,349  167,137
Deferred tax liabilities:
  Deferred policy acquisition costs                    201,611  206,331
  Real estate and property and equipment depreciation   11,165   10,089
  Basis difference on investments                       11,061    8,605
  Net unrealized capital gains                         122,876   81,339
  Other                                                  9,693   10,438
                                                      -------- --------
    Gross deferred tax liabilities                     356,406  316,802
                                                      -------- --------
      Net deferred tax liability                      $166,057 $149,665
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1997 and 1996, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1997, 1996 and 1995, were $97,721,000, $79,026,000 and $64,390,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1997     1996     1995
                                -------- -------- --------
                                      (IN THOUSANDS)
Balance at January 1            $416,910 $377,302 $349,311
  Less: reinsurance recoverable  102,161   80,333   61,624
                                -------- -------- --------
Net balance at January 1         314,749  296,969  287,687
                                -------- -------- --------
Incurred related to:
  Current year                   121,153  134,727  129,896
  Prior years                      7,809    4,821   (4,014)
                                -------- -------- --------
Total incurred                   128,962  139,548  125,882
                                -------- -------- --------
Paid related to:
  Current year                    51,275   51,695   47,620
  Prior years                     57,475   70,073   68,980
                                -------- -------- --------
Total paid                       108,750  121,768  116,600
                                -------- -------- --------
Net balance at December 31       334,961  314,749  296,969
  Plus: reinsurance recoverable  104,716  102,161   80,333
                                -------- -------- --------
Balance at December 31          $439,677 $416,910 $377,302
                                ======== ======== ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) by $7,809, $4,821 and ($4,014) in 1997, 1996 and 1995,
respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

(8) EMPLOYEE BENEFIT PLANS

Pension Plans
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  Net periodic pension cost for the years ended December 31 included the following components:

                                                   1997      1996      1995
                                                  -------  --------  --------
                                                       (IN THOUSANDS)
Service cost-benefits earned during the period    $ 6,462  $  6,019  $  5,294
Interest accrued on projected benefit obligation    9,640     8,541     7,935
Actual return on plan assets                       (9,575)  (12,619)  (18,061)
Net amortization and deferral                         656     4,698    11,811
                                                  -------  --------  --------
  Net periodic pension cost                       $ 7,183  $  6,639  $  6,979
                                                  =======  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS      UNFUNDED PLANS
                                         ------------------  ----------------
                                           1997      1996     1997     1996
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 70,638  $ 61,328  $   --   $   --
  Non-vested benefit obligation            21,252    19,119    8,017    5,912
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 91,890  $ 80,447  $ 8,017  $ 5,912
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $130,144  $117,836  $15,744  $12,576
  Plan assets at fair value               128,970   115,107      --       --
                                         --------  --------  -------  -------
  Plan assets less then projected bene-
   fit obligation                           1,174     2,729   15,744   12,576
  Unrecognized net gain (loss)              6,061     3,633   (4,229)  (2,332)
  Unrecognized prior service cost            (334)     (364)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,202     2,422   (7,682)  (8,451)
  Additional minimum liability                --        --     4,184    4,119
                                         --------  --------  -------  -------
    Net pension liability                $  9,103  $  8,420  $ 8,017  $ 5,912
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.3% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1997 and 1996. The assumed long-term rate of return on plan assets was either 8.5% or 7.5%, depending on the plan.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1997, 1996 and 1995 of $7,173,000, $6,092,000 and $6,595,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions
The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

  Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1997    1996    1995
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost-benefits earned during the period    $1,008  $1,011  $1,276
Interest accrued on projected benefit obligation   1,826   2,041   2,452
Amortization of prior service cost                  (526)   (513)   (513)
Amortization of net gain                            (480)   (177)    --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $1,828  $2,362  $3,215
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1997    1996
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation
  Retirees                                              $ 9,333 $10,238
  Other fully eligible plan participants                  4,861   4,594
  Other active plan participants                          9,738   9,514
                                                        ------- -------
    Total accumulated postretirement benefit obligation  23,932  24,346
  Unrecognized prior service cost                         3,680   4,107
  Unrecognized net gain                                  11,290   9,880
                                                        ------- -------
    Accrued postretirement benefit liability            $38,902 $38,333
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1997 and 1996 was 7.5%. The 1997 net health care cost trend rate was 8.5%, graded to 5.5% over 6 years, and the 1996 rate was 9.0%, graded to 5.5% over 7 years.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31,1997 by $4,323,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1997 by $588,000.


(9) SALE OF SUBSIDIARY

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30,1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

(10) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10) REINSURANCE (CONTINUED)

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1997      1996      1995
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $595,686  $615,098  $600,841
Reinsurance assumed    78,097    64,489    64,792
Reinsurance ceded     (58,530)  (67,228)  (61,863)
                     --------  --------  --------
  Net premiums       $615,253  $612,359  $603,770
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $58,072,000, $72,330,000 and $58,338,000 during 1997, 1996 and 1995 respectively.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1997 and 1996. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments, and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1997 and 1996, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1997 and 1996, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1997 and 1996 as those investments contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                    1997                  1996
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,719,801 $4,719,801 $4,674,082 $4,674,082
  Held-to-maturity           1,088,312  1,158,227  1,125,638  1,179,112
Equity securities              686,638    686,638    549,797    549,797
Mortgage loans:
  Commercial                   506,860    527,994    432,198    445,976
  Residential                  154,477    158,334    176,610    180,736
Policy loans                   213,488    213,488    204,178    204,178
Short-term investments         112,352    112,352    126,372    126,372
Cash                            96,179     96,179     57,140     57,140
Finance receivables, net       211,794    211,794    259,192    259,192
Derivatives                      1,457      1,457      1,197      1,197
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,791,358 $7,886,264 $7,606,404 $7,677,782
                            ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1997                  1996
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,131,806 $2,112,301 $2,178,355 $2,152,636
Annuity certain contracts            55,431     57,017     52,636     53,962
Other fund deposits                 754,960    753,905    808,592    805,709
Guaranteed investment contracts       8,188      8,187     18,770     18,866
Supplementary contracts without
 life contingencies                  46,700     45,223     47,966     47,536
Notes payable                       298,000    302,000    319,000    325,974
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,295,085 $3,278,633 $3,425,319 $3,404,683
                                 ========== ========== ========== ==========

(12) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce of the State of Minnesota. The approved accrued interest was $3,008,000 as of December 31, 1997 and 1996. The issuance costs of $1,357,000 are deferred and amortized over 30 years on straight-line basis.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(12) NOTES PAYABLE (CONTINUED)

  Notes payable as of December 31 were as follows:

                                                            1997     1996
                                                          -------- --------
                                                           (IN THOUSANDS)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      173,000  194,000
                                                          -------- --------
  Total notes payable                                     $298,000 $319,000
                                                          ======== ========

  At December 31, 1997, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1998, $31,000,000; 1999 $49,000,000;
2000 $33,000,000; 2001 $26,000,000; 2002 $22,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1997.
  Interest paid on debt for the years ended December 31, 1997, 1996 and 1995, was $18,197,000, $21,849,000 and $6,504,000, respectively.

(13) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $279,978,000 as of December 31, 1997. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $139,774,000 as of December 31, 1997. The Company estimates that $51,300,000 of these commitments will be invested in 1998, with the remaining $88,474,000 invested over the next four years.
  As of December 31, 1997, the Company had committed to purchase bonds and mortgage loans totaling $109,362,000 but had not completed the purchase transactions.
  At December 31, 1997, the Company had guaranteed the payment of $73,100,000 in policyowner dividends and discretionary amounts payable in 1998. The Company has pledged bonds, valued at $75,774,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) STATUTORY FINANCIAL DATA

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1997        1996       1997      1996      1995
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  870,688  $  682,886  $167,078  $115,797  $ 88,706
Adjustments:
  Deferred policy acquisi-
   tion costs                 576,030     589,517    19,430    15,312    29,822
  Net unrealized invest-
   ment gains                 199,637     111,575       --        --        --
  Statutory asset valua-
   tion reserve               242,100     240,474       --        --        --
  Statutory interest main-
   tenance reserve             24,169      24,707      (538)   (8,192)   12,976
  Premiums and fees de-
   ferred or receivable       (74,025)    (75,716)    2,175     1,587       497
  Change in reserve basis     108,105      98,406     9,699    20,114    12,382
  Separate accounts           (51,172)    (40,755)   (6,272)   (6,304)     (854)
  Unearned policy and con-
   tract fees                (126,477)   (121,843)  (12,825)   (2,530)   (4,410)
  Surplus notes              (125,000)   (125,000)      --        --        --
  Net deferred taxes         (166,057)   (149,665)    7,832      (744)  (11,995)
  Nonadmitted assets           32,611      31,531       --        --        --
  Policyowner dividends        60,036      57,765     2,708       502     4,660
  Other                       (33,960)    (25,454)      609    (5,024)   (1,925)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,536,685  $1,298,428  $189,896  $130,518  $129,859
                           ==========  ==========  ========  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I

       SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 1997

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  239,613 $  258,240   $  258,240
  Foreign governments                          1,044      1,015        1,015
  Public utilities                           385,228    406,920      398,887
  Mortgage-backed securities               2,049,424  2,118,030    2,107,213
  All other corporate bonds                2,931,810  3,093,823    3,042,758
                                          ---------- ----------   ----------
    Total bonds                            5,607,119  5,878,028    5,808,113
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                           7,732     10,090       10,090
    Banks, trusts and insurance companies     37,217     47,120       47,120
    Industrial, miscellaneous and all
     other                                   354,317    460,170      460,170
  Nonredeemable preferred stocks              22,406     24,275       24,275
                                          ---------- ----------   ----------
      Total equity securities                421,672    541,655      541,655
                                          ---------- ----------   ----------
Mortgage loans on real estate                661,337     xxxxxx      661,337
Real estate(2)                                39,964     xxxxxx       39,964
Policy loans                                 213,488     xxxxxx      213,488
Other long-term investments                  216,838     xxxxxx      216,838
Short-term investments                       112,352     xxxxxx      112,352
                                          ---------- ----------   ----------
      Total                                1,243,979        --    $1,243,979
                                          ---------- ----------   ----------
Total investments                         $7,272,770 $6,419,683   $7,593,747
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                   AS OF DECEMBER 31,
                   ----------------------------------------------------
                               FUTURE POLICY
                    DEFERRED      BENEFITS                OTHER POLICY
                     POLICY    LOSSES, CLAIMS              CLAIMS AND
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE
-------            ----------- -------------- ----------- -------------
                                    (IN THOUSANDS)
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
 health insurance     70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and
 liability
 insurance               --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772
 Accident and
 health insurance     62,407        437,118      33,770      18,774
 Annuity              70,649      3,360,614         --           31
 Property and
 liability
 insurance               --          27,855      24,189         --
                    --------     ----------    --------     -------
                    $589,517     $5,948,735    $207,111     $70,577
                    ========     ==========    ========     =======
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212
 Accident and
 health insurance     55,888        400,950      34,847      14,567
 Annuity              53,015      3,401,760         --           33
 Property and
 liability
 insurance               --          30,117      23,783         --
                    --------     ----------    --------     -------
                    $539,732     $5,841,981    $210,494     $55,812
                    ========     ==========    ========     =======

                                      FOR THE YEARS ENDED DECEMBER 31,
                   ----------------------------------------------------------------------
                                                        AMORTIZATION
                                           BENEFITS,    OF DEFERRED
                                 NET     CLAIMS, LOSSES    POLICY      OTHER
                    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING  PREMIUMS
SEGMENT            REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES  WRITTEN(4)
-------            ---------- ---------- -------------- ------------ --------- ----------
                                          (IN THOUSANDS)
1997:
 Life insurance     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance    205,869     40,343       87,424         9,451    101,960
 Annuity              64,637    261,768      242,738        16,252    129,263
 Property and
 liability
 insurance            40,316      4,395       33,773           --      13,146    43,376
                    --------   --------     --------      --------   --------   -------
                    $887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                    ========   ========     ========      ========   ========   =======
1996:
 Life insurance     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance    160,097     34,202       96,743        14,017     87,222
 Annuity              79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance            50,109      5,550       36,933           --      19,033    50,515
                    --------   --------     --------      --------   --------   -------
                    $858,325   $530,987     $855,291      $125,978   $508,146   $50,515
                    ========   ========     ========      ========   ========   =======
1995:
 Life insurance     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance    153,505     33,358       93,482        11,448     83,345
 Annuity              74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance            49,216      5,703       33,563           --      18,090    51,133
                    --------   --------     --------      --------   --------   -------
                    $817,973   $515,047     $842,198      $104,940   $454,241   $51,133
                    ========   ========     ========      ========   ========   =======

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE IV

                                  REINSURANCE

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1997:
 Life insurance in force  $118,345,796 $14,813,351 $29,341,332 $132,873,777    22.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    340,984 $    30,547 $    63,815 $    374,252    17.1%
   Accident and health
    insurance                  175,647      16,332       1,310      160,625     0.8%
   Annuity                      40,060          --          --       40,060      --
   Property and liability
    insurance                   38,995      11,651      12,972       40,316    32.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    595,686 $    58,530 $    78,097 $    615,253    12.7%
                          ============ =========== =========== ============
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============

                                     PART C

                               OTHER INFORMATION

                   Minnesota Mutual Group Variable Annuity Account

                    Cross Reference Sheet to Other Information

                                    Form N-4

 Item
Number
------
   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnification

   29.        Principal Underwriters

   30.        Location of Accounts and Records

   31.        Management Services

   32.        Undertakings

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Minnesota Mutual Group
    Variable Annuity Account for the period ended December 31,
    1997, are included in Part B of this filing and consist of the following:


    1.  Independent Auditors' Report - Minnesota Mutual Group
        Variable Annuity Account

    2.  Statement of Assets and Liabilities - Minnesota Mutual
        Group Variable Annuity Account

    3.  Statements of Operations - Minnesota Mutual Group
        Variable Annuity Account

    4.  Statements of Changes in Net Assets - Minnesota
        Mutual Group Variable Annuity Account

    5.  Notes to Financial Statements - Minnesota Mutual
        Group Variable Annuity Account


(b) Audited Financial Statements of The Minnesota Mutual Life
    Insurance Company for the period ended December 31, 1997, are included in Part B of this filing and consist of the following:


    1.  Independent Auditors' Report - The Minnesota Mutual
        Life Insurance Company

    2.  Consolidated Balance Sheets - The Minnesota Mutual Life Insurance
        Company


    3. Consolidated Statements of Operations and Policyowners' Surplus - The Minnesota Mutual Life Insurance Company


    4. Consolidated Statements of Cash Flows - The Minnesota Mutual Life Insurance Company


    5. Notes to Consolidated Financial Statements - The Minnesota Mutual Life Insurance Company

    6.  Summary of Investments - Other than Investments in
        Related Parties - The Minnesota Mutual Life Insurance
        Company

    7.  Supplementary Insurance Information - The Minnesota
        Mutual Life Insurance Company

    8.  Reinsurance - The Minnesota Mutual Life Insurance Company

(c) Exhibits


    1.  The Resolution of The Minnesota Mutual Life Insurance
        Company's Board of Trustees establishing Minnesota
        Mutual Group Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


    2.  Not applicable.


    3. (a) Form of Distribution Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (b) Form of Broker-Dealer Sales Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


    4. (a) The specimen copy of the Group Deferred Variable Annuity Contract, form number 94-9310 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (b) The specimen copy of the Participant's Certificate of Insurance, form number 94-9311 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.


        (c) The specimen copy of the Annuitization Endorsement, form number 94-9312 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (d) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9330 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (e) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9331 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (f) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9332 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (g) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9333 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.


        (h) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9338 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (i) TSA Limited Benefit Group Variable Annuity Certificate, form number 97-9421.






    5.  (a)  Application, form number F. 18210 Rev. 12-81,
             Contract Owner Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (b)  Application, form number MSRS 240 Rev. 9-94,
             Participant Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (c) Annuity Application, form number 95-9325 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (d)  Group TSA Variable Annuity Application, form number
             95-9329 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (e)  Annuity Application, form number 97-9422 12-1997.


    6. (a) The Articles of Re-Incorporation of The Minnesota Mutual Life Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (b) The By-Laws of The Minnesota Mutual Life Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


    7.  Not applicable.

    8. Deferred Compensation Business Plan Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534,
        Post-Effective Amendment Number 5, is hereby incorporated by reference.


    9.  Opinion and Consent of Donald F. Gruber, Esq.

   10.  (a)  Consent of KPMG Peat Marwick LLP.


        (b) The Minnesota Mutual Life Insurance Company Board of Trustees' Power of Attorney to Sign Registration Statement.


   11.  Not applicable.

   12.  Not applicable.

   13.  Schedule for Computation of Performance Quotations.


        (a) Money Market Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (b) Index 500 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (c) Long-Term Corporate Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (d) Vanguard/Wellington Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (e) Fidelity Contrafund Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (f) Scudder International Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.


        (g) Janus Twenty Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices   Positions and Offices
 Business Address                 with Insurance Company      with Registrant
------------------                ----------------------   ---------------------

Giulio Agostoni                   Trustee                  None
3M
3M Center - Executive 220-14W-08
St. Paul, MN 55144-1000


Anthony L. Andersen               Trustee                  None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114


Leslie S. Biller                  Trustee                  None
Norwest Corporation
Sixth & Marquette
Minneapolis, MN 55479-1052


John F. Bruder                    Senior Vice President    None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Keith M. Campbell                 Senior Vice President    None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



Frederick P. Feuerherm             Vice President          None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



John F. Grundhofer                Trustee                  None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302


Harold V. Haverty                 Trustee                  None
Deluxe Corporation
401 Woodduck Lane
North Oaks, MN  55127


Robert E. Hunstad                 Executive Vice           None
The Minnesota Mutual Life          President
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                  Senior Vice President    None
The Minnesota Mutual Life          and Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael T. Kellett                Vice President           None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101



David S. Kidwell, Ph.D.           Trustee                  None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN 55455


Richard D. Lee                    Vice President           None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King, Ph.D.             Trustee                  None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440




Dennis E. Prohofsky               Senior Vice President,   None
The Minnesota Mutual Life          General Counsel and
 Insurance Company                 Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht                Trustee                  None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999

Terry Tinson Saario, Ph.D.        Trustee                  None
3141 Dean Court #1202
Minneapolis, MN  55416

Robert L. Senkler                 Chairman, President      None
The Minnesota Mutual Life          Chief Executive
 Insurance Company                 Officer
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon                Trustee                  None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102


Gregory S. Strong                 Senior Vice President    None
The Minnesota Mutual Life          and Chief Financial
 Insurance Company                 Officer
400 Robert Street North
St. Paul, MN 55101


Terrence M. Sullivan              Senior Vice President    None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                  Senior Vice President    None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser         Trustee                  None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:


          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.
          HomePlus Insurance Company


Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company and Northstar Life Insurance Company:


          Advantus Series Fund, Inc.


Wholly-owned subsidiary of MIMLIC Asset Management Company:


          Ascend Financial Services, Inc.
          Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:


          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation
          HomePlus Insurance Agency, Inc.
          MCM Funding 1997-1, Inc.


Wholly-owned subsidiaries of Enterprise Holding Corporation:


          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation





Wholly-owned subsidiary of Ascend Financial Services, Inc.:


          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts)


Majority-owned subsidiary of MIMLIC Imperial Corporation:


          J. H. Shoemaker Advisory Corporation (Tennessee)
          Consolidated Capital Advisors, Inc. (Tennessee)


Majority-owned subsidiary of Ascend Financial Services, Inc.:


          MIMLIC Insurance Agency of Ohio, Inc. (Ohio)


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.




Majority-owned subsidiaries of The Minnesota Mutual Life
Insurance Company:


          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Index 500 Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:



          Advantus Money Market Fund, Inc.


Less than 25% owned subsidiaries of The Minnesota Mutual Life
Insurance Company:


          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.


     Unless indicated otherwise, parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 25, 1998, the number of Contract Participants for this Registration Statement were as follows:


                                                  Number of Record
         Title of Class                                Holders


  Group Variable Annuity Contracts                      32,394


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account pursuant to the foregoing provisions, or otherwise, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) The principal underwriter is Ascend Financial Services, Inc.
    Ascend Financial Services, Inc. also is the principal underwriter for eleven other organized mutual funds (Advantus Spectrum Fund, Inc., MIMLIC Cash Fund, Inc., Advantus Bond Fund, Inc., Advantus Horizon Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Venture Fund, Inc., Advantus Index 500 Fund, Inc.) and for four additional separate accounts of The Minnesota Mutual Life Insurance Company, all which offer contracts on a variable basis.


(b) Directors and officers of the Underwriter.


                             DIRECTORS AND OFFICERS

Name and Principal            Positions and Offices    Positions and Offices
 Business Address               with Underwriter         with Registrant
------------------            ---------------------    ---------------------


Robert E. Hunstad             Director                      Executive Vice
400 Robert Street North                                     President
St. Paul, Minnesota 55101

George I. Connolly            President, Chief              Director, Broker-
400 Robert Street North       Executive Officer and         Dealer
St. Paul, Minnesota 55101     Director


Margaret Milosevich           Vice President, Chief         Manager
400 Robert Street North       Operations Officer,
St. Paul, Minnesota 55101     Treasurer and Secretary



D. Ann Degenshein             Vice President,               Manager
400 Robert Street North       Compliance
St. Paul, Minnesota 55101



Dennis E. Prohofsky           Secretary                     Senior Vice
400 Robert Street North                                     President, General
St. Paul, Minnesota 55101                                   Counsel and
                                                            Secretary


Thomas L. Clark               Assistant Treasurer           Compliance Analyst
400 Robert Street North
St. Paul, Minnesota 55101

Margaret A. Berg              Assistant Secretary           Manager
400 Robert Street North
St. Paul, Minnesota 55101


(c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of           Net Underwriting    Compensation on
Principal           Discounts and       Redemption or      Brokerage       Other
Underwriter          Commissions        Annuitization      Commissions  Compensation
-----------        ----------------    ---------------     -----------  ------------
Ascend Financial    $1,523,665.79
Services, Inc.



*Note: This figure does not include compensation paid to registered representatives of Ascend Financial Services, Inc. who are also licensed sales representatives of Minnesota Mutual. These registered representatives are paid directly by Minnesota Mutual on behalf of Ascend Financial Services, Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual
Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraph (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See
    American Counsel of Life Insurance; SEC No-Action Letter,
    [1959 Transfer Binder] Fed. Sec. L. Rep. (CCH) para. 78,904 at 78,533 (November 22, 1988).


(e) The Minnesota Mutual Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 33-79534, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Minnesota Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Group Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 10th day of April, 1998.


                              MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                                                (Registrant)

                              By: THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                                (Depositor)


                              By
                                ------------------------------------------------
                                             Robert L. Senkler
                              Chairman, President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 10th day of April, 1998.


                              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY


                              By
                                ------------------------------------------------
                                             Robert L. Senkler
                              Chairman, President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.





     Signature                Title                         Date
     ---------                -----                         ----

*                             Chairman of the Board,
-------------------------     President and Chief
Robert L. Senkler             Executive Officer

*                             Trustee
-------------------------
Giulio Agostini

*                             Trustee
-------------------------
Anthony L. Andersen

                              Trustee
-------------------------
John F. Grundhofer

*                             Trustee
-------------------------
Harold V. Haverty

*                             Trustee
-------------------------
David S. Kidwell, Ph.D.

*                             Trustee
-------------------------
Reatha C. King, Ph.D.

*                             Trustee
-------------------------
Thomas E. Rohricht

*                             Trustee
-------------------------
Terry N. Saario, Ph.D.

*                             Trustee
-------------------------
Michael E. Shannon

*                             Trustee
-------------------------
Frederick T. Weyerhaeuser


                              Vice President                April 10, 1998
-------------------------     (chief financial officer)
Gregory S. Strong


                              Vice President                April 10, 1998
-------------------------     (chief accounting officer)
Gregory S. Strong


                              Attorney-in-Fact              April 10, 1998
-------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated February 9, 1998, previously filed as
Exhibit 10(b) to this Registration Statement.

                                    EXHIBIT INDEX


Exhibit Number      Description of Exhibit
--------------      ----------------------

     4.             (i)  TSA Limited Benefit Group Variable Annuity Certificate,
                         form number 97-9421.

     5.             (e)  Annuity Application, form number 97-9422 12-1997.

     9.             Opinion and Consent of Donald F. Gruber, Esq.

     10.            (a)  Consent of KPMG Peat Marwick LLP.

                    (b) The Minnesota Mutual Life Insurance Company Board of Trustees' Power of Attorney to Sign Registration Statement